Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$505	$509,619
5.00%, 09/01/23 (PR 03/01/23)	2,605	2,628,828
5.00%, 09/01/24 (PR 03/01/23)	25	25,229
5.00%, 09/01/26 (PR 03/01/23)	90	90,823
5.00%, 09/01/30 (PR 09/01/24)	6,000	6,404,932
Series A, 5.00%, 09/01/22	3,090	3,119,042
Series A, 5.00%, 09/01/36 (PR 09/01/26)	11,305	12,613,858
Series B, 5.00%, 09/01/23	160	166,605
Series B, 5.00%, 09/01/24	495	528,407
Series B, 5.00%, 09/01/25	880	961,857
Alabama Highway Finance Corp. RB, Series A, 4.00%, 08/01/22	490	492,265
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	9,990	10,472,903
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/22	130	131,888
Series A, 5.00%, 11/01/23	2,115	2,207,351
Series A, 5.00%, 11/01/24	1,165	1,249,087
Series A, 5.00%, 11/01/25	5,600	6,141,104
Series B, 5.00%, 01/01/23	1,965	2,003,891
Series B, 5.00%, 01/01/25 (Call 07/01/24)	1,155	1,225,647
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,610	1,705,091
Auburn University RB, Series A, 5.00%, 06/01/23	130	134,385
State of Alabama GO, Series A, 5.00%, 08/01/22	1,000	1,006,217
Water Works Board of the City of Birmingham (The) RB
Series B, 5.00%, 01/01/32 (PR 01/01/27)	6,945	7,818,478
Series B, 5.00%, 01/01/43 (PR 01/01/27)	9,760	10,987,523
		72,625,030
Alaska — 0.0%
Municipality of Anchorage AK GO, Series D, 4.00%, 09/01/22	3,825	3,851,166
State of Alaska GO, Series B, 5.00%, 08/01/23	200	207,633
		4,058,799
Arizona — 1.9%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	540	574,243
5.00%, 07/01/25 (Call 07/01/24)	80	84,837
5.00%, 07/01/26 (Call 07/01/24)	370	391,904
Series A, 5.00%, 07/01/22	350	351,111
Series A, 5.00%, 07/01/23 (PR 07/01/22)	250	250,777
Series A, 5.00%, 07/01/24 (PR 07/01/23)	45	45,140
Series A, 5.00%, 07/01/25 (PR 07/01/23)	8,015	8,039,980
Series A, 5.00%, 07/01/33 (PR 07/01/23)	8,790	8,817,395
Arizona Transportation Board RB 5.00%, 07/01/22	9,255	9,284,377
5.00%, 07/01/23	260	269,528
5.00%, 07/01/24	4,255	4,524,824
5.00%, 07/01/25	6,785	7,382,585
Series A, 5.00%, 07/01/22	650	652,063
Series A, 5.00%, 07/01/23	1,635	1,694,916
Series A, 5.00%, 07/01/24	4,130	4,391,898
Series A, 5.00%, 07/01/25	175	190,413
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,274,399
Series A, 5.00%, 10/01/24	430	460,182
City of Chandler AZ GO, 5.00%, 07/01/24	4,000	4,253,654
Security	Par (000)	Value
Arizona (continued)
City of Chandler AZ GOL, 5.00%, 07/01/24	$4,020	$4,274,922
City of Phoenix AZ GO
4.00%, 07/01/22	475	476,115
4.00%, 07/01/23	9,160	9,395,937
4.00%, 07/01/24	680	709,028
5.00%, 07/01/23	320	331,656
5.00%, 07/01/24	425	451,771
City of Phoenix Civic Improvement Corp. RB
Series A, 5.00%, 07/01/39 (PR 07/01/24)	9,000	9,566,919
Series B, 5.00%, 07/01/22	980	983,111
Series B, 5.00%, 07/01/23	635	658,340
Series B, 5.00%, 07/01/24	2,385	2,536,241
County of Maricopa AZ COP, 5.00%, 07/01/22	800	802,454
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	705	707,203
Maricopa County Community College District GO, 5.00%, 07/01/23	2,580	2,674,263
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	1,000	1,036,646
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,330	2,375,978
5.00%, 01/01/24	3,450	3,625,064
5.00%, 01/01/25	625	672,187
5.00%, 01/01/26	365	401,803
Series A, 5.00%, 01/01/23	2,570	2,620,714
Series A, 5.00%, 01/01/24	13,695	14,389,929
Series A, 5.00%, 01/01/25	15,800	16,992,886
Series A, 5.00%, 01/01/26	9,445	10,397,352
Series A, 5.00%, 01/01/27	13,745	15,460,924
Series E, 5.00%, 01/01/24	2,970	3,120,708
State of Arizona COP, Series A, 5.00%, 10/01/22	225	227,789
University of Arizona (The) RB, Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,056,406
		158,880,572
Arkansas — 0.5%
State of Arkansas GO
4.25%, 06/01/23	300	307,931
5.00%, 06/15/22	32,075	32,120,171
5.00%, 06/15/23	7,685	7,953,867
		40,381,969
California — 11.7%
Bay Area Toll Authority RB
VRDN,2.00%, 04/01/53 (Put 10/01/23)(a)(b)	3,000	2,979,298
VRDN,2.63%, 04/01/45 (Put 10/01/25)(a)(b)	860	854,003
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	10,700	11,304,987
Series S-4, 5.00%, 04/01/30 (PR 04/01/24)	1,075	1,105,036
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	10,090	10,371,919
Series S-4, 5.25%, 04/01/48 (PR 10/01/23)	4,885	5,031,520
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,140	8,761,386
Series T-5, 5.00%, 03/15/23	2,255	2,318,035
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	3,305	3,347,306
5.00%, 10/01/23	1,740	1,815,468
5.00%, 10/01/24	1,550	1,656,595
California State Public Works Board RB
5.00%, 05/01/25	1,055	1,142,537
Series A, 5.00%, 09/01/24	295	314,640

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Series A, 5.00%, 09/01/25 (Call 09/01/24)	$700	$743,897
Series A, 5.00%, 02/01/27	3,300	3,705,742
Series A, 5.00%, 08/01/27	2,450	2,776,543
Series A, 5.25%, 06/01/22 (ETM) (NPFGC)	50	50,000
Series B, 5.00%, 10/01/22	760	769,473
Series B, 5.00%, 10/01/23	915	955,180
Series B, 5.00%, 10/01/24	1,100	1,175,648
Series B, 5.00%, 10/01/25	295	322,577
Series B, 5.00%, 05/01/26	1,000	1,106,714
Series D, 5.00%, 05/01/27	7,845	8,852,314
Series F, 5.00%, 05/01/24	2,415	2,557,794
Series F, 5.00%, 05/01/25	320	346,551
Series F, 5.00%, 05/01/26 (Call 05/01/25)	200	216,064
Series G, 5.00%, 05/01/23	4,510	4,652,337
Series H, 5.00%, 09/01/38 (PR 09/01/23)	5,000	5,208,945
California State University RB
Series A, 4.00%, 11/01/31 (PR 11/01/22)	135	136,530
Series A, 5.00%, 11/01/22	865	878,322
Series A, 5.00%, 11/01/23	660	690,522
Series A, 5.00%, 11/01/24	2,025	2,167,192
Series A, 5.00%, 11/01/25	5,240	5,729,997
Series A, 5.00%, 11/01/28 (PR 11/01/24)	7,000	7,510,397
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(a)(b)	9,400	9,578,032
Chabot-Las Positas Community College District GO 5.00%, 08/01/25 (PR 08/01/24)	925	961,398
Series B, 5.00%, 08/01/22	6,940	6,983,845
Series B, 5.00%, 08/01/23	7,285	7,568,217
Series B, 5.00%, 08/01/24	3,300	3,508,796
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,255	8,702,870
City & County of San Francisco CA GO, Series R2, 5.00%, 06/15/23	6,000	6,214,963
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	400	415,213
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,766,599
City of Los Angeles CA Wastewater System Revenue RB
Series B, 5.00%, 06/01/23	835	863,078
Series B, 5.00%, 06/01/24 (Call 06/01/22)	420	420,000
Series B, 5.00%, 06/01/25	125	135,475
Series B, 5.00%, 06/01/26	575	637,512
Series C, 5.00%, 06/01/25 (Call 06/01/23)	425	425,000
Series D, 5.00%, 06/01/23	530	547,822
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,261,955
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	2,355	2,391,368
5.00%, 11/01/23	500	523,195
5.00%, 11/01/24	4,845	5,188,766
5.00%, 11/01/25	4,625	5,067,087
5.00%, 11/01/25 (Call 05/01/25)	1,610	1,739,312
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(c)	500	332,337
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,570	2,671,129
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	795	866,980
County of Riverside CA RB, 2.00%, 06/30/22	2,500	2,501,899
Security	Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/22	$235	$235,000
Series B, 5.00%, 06/01/24	725	769,316
Series B, 5.00%, 06/01/25	455	494,510
Eastern Municipal Water District RB
Series A, 3.00%, 07/01/25	6,455	6,620,489
Series A, 5.00%, 07/01/23	1,675	1,736,381
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	15,096
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	287,380
Series A, 4.00%, 08/01/33 (PR 08/01/24)	335	350,082
Series A, 5.00%, 08/01/22	6,010	6,046,561
Series A, 5.00%, 08/01/23	965	1,002,744
Series A, 5.00%, 08/01/24	1,225	1,305,465
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	170,580
Series A, 5.00%, 08/01/31 (PR 08/01/25)	3,215	3,427,594
Series C, 5.00%, 08/01/22	720	724,380
Series C, 5.00%, 08/01/23	1,425	1,480,736
Series F, 4.00%, 08/01/37 (PR 08/01/23)	15,000	15,417,985
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	7,045	7,045,000
Series A, 5.00%, 07/01/22	500	501,542
Series A, 5.00%, 06/01/23	8,730	9,018,278
Series A, 5.00%, 07/01/23	980	1,014,839
Series A, 5.00%, 06/01/24	6,430	6,816,497
Series A, 5.00%, 07/01/24	150	159,417
Series A, 5.00%, 06/01/25	800	868,252
Series A, 5.00%, 07/01/25	815	887,035
Series A, 5.00%, 06/01/26	1,145	1,272,732
Series A, 5.00%, 07/01/26	1,250	1,391,932
Series B, 5.00%, 07/01/22	5,005	5,020,433
Series B, 5.00%, 07/01/23	9,250	9,578,834
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/22	240	240,760
Series A, 5.00%, 07/01/23 (Call 01/01/23)	940	958,574
Series A, 5.00%, 07/01/24 (Call 01/01/23)	380	387,075
Series A, 5.00%, 07/01/25 (Call 07/01/22)	325	325,793
Series A, 5.00%, 07/01/25 (Call 01/01/23)	480	488,937
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,235	2,277,091
Series B, 5.00%, 07/01/23	3,120	3,232,624
Series B, 5.00%, 01/01/24 (Call 12/01/23)	995	1,044,388
Series B, 5.00%, 07/01/24	1,925	2,043,009
Series B, 5.00%, 07/01/25 (Call 06/01/25)	485	526,083
Series C, 5.00%, 07/01/25 (Call 07/01/24)	270	286,495
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,663,136
5.00%, 07/01/26 (Call 06/01/26)	4,850	5,378,185
Series A, 5.00%, 07/01/25	9,035	9,816,639
Series B, 3.00%, 07/01/22	2,000	2,003,127
Los Angeles Department of Water & Power Water System Revenue RB
Series A-2, VRDN,0.55%, 07/01/51 (Put 06/01/22)(a)(b)	8,000	8,000,000
Series B, 5.00%, 07/01/26 (Call 01/01/26)	540	593,880
Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,605	1,609,498
Los Angeles Unified School District/CA GO 5.00%, 07/01/23	1,345	1,394,583

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Series A, 5.00%, 07/01/22	$5,940	$5,958,806
Series A, 5.00%, 07/01/23	18,220	18,891,681
Series A, 5.00%, 07/01/24	42,435	45,108,026
Series A, 5.00%, 07/01/25	4,845	5,261,128
Series A, 5.00%, 07/01/26	3,905	4,335,460
Series A-1, 5.00%, 07/01/23	95	98,502
Series B, 5.00%, 07/01/23	415	430,299
Series B, 5.00%, 07/01/24	4,425	4,703,736
Series B-1, 5.00%, 07/01/22	155	155,491
Series B-1, 5.00%, 07/01/23	610	632,488
Series C, 5.00%, 07/01/22	810	812,564
Series C, 5.00%, 07/01/24	1,300	1,381,888
Series C, 5.00%, 07/01/25	5,000	5,429,441
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,030	5,345,783
Series C, 5.00%, 07/01/26	2,850	3,164,164
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	169,707
Serise A, 5.00%, 07/01/22	350	351,108
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,333,801
Marin Community College District GO, Series A, 5.00%, 08/01/41 (PR 08/01/26)	7,500	8,382,343
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	585	588,234
Series A, 2.50%, 07/01/25	595	601,431
Series A, 5.00%, 07/01/22	9,140	9,168,937
Series A, 5.00%, 07/01/24	3,010	3,198,332
Series A, 5.00%, 07/01/25	1,450	1,578,161
Series B, 4.00%, 08/01/23 (Call 07/01/23)	640	657,827
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,150	1,153,779
Series E, 5.00%, 07/01/22	300	300,950
Series E, 5.00%, 07/01/23	125	129,581
Miracosta Community College District GO, Series B, 4.00%, 08/01/23	4,000	4,112,871
Mountain View Los Altos Union High School District/CA GO, Series B, 3.00%, 08/01/22	4,200	4,213,193
Orange County Water District COP
Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,300	1,303,460
Series A, 4.00%, 02/15/25 (Call 01/15/25)	7,590	7,965,829
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/22	2,550	2,550,000
Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,790	3,925,629
Sacramento Municipal Utility District RB 5.00%, 07/01/24	875	928,456
Series A, VRDN,5.00%, 08/15/49 (Call 04/20/23)(a)(b)	2,820	2,898,054
Series E, 5.00%, 08/15/24	310	329,719
Series F, 5.00%, 08/15/23	305	317,573
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,690	1,766,460
5.00%, 11/15/25 (Call 11/15/24)	310	330,999
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	3,620	3,902,084
4.00%, 08/01/32 (Put 08/01/26)	3,200	3,449,356
5.00%, 08/01/28 (PR 08/01/23)	515	518,279
Series 2006, 5.00%, 08/01/43 (PR 08/01/24)	10,585	11,001,517
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	2,050	2,218,257
San Diego County Water Authority RB, 5.00%, 05/01/34 (PR 11/01/22)	2,000	2,030,886
San Diego Public Facilities Financing Authority RB 5.00%, 05/15/23	1,040	1,073,569
Security	Par (000)	Value
California (continued)
5.00%, 05/15/24	$235	$248,881
5.00%, 05/15/25	310	335,830
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(c)	1,065	1,063,805
Series C, 5.00%, 07/01/35 (PR 07/01/23)	5,005	5,189,509
Series D-2, 5.00%, 07/01/22	15,655	15,706,887
Series M-2, 5.00%, 07/01/22	5,000	5,016,572
San Diego Unified School District/CA RB
Series A, 4.00%, 06/30/22	3,500	3,508,785
Series N-2, 5.00%, 07/01/23	5,255	5,447,573
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,221,849
Series D, 5.00%, 05/01/25	2,320	2,497,473
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(a)(b)	6,000	6,005,710
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	6,505	6,927,999
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	11,745	12,789,547
San Mateo Foster City School District/CA GO, Series A, 3.00%, 08/01/22	6,145	6,164,302
Santa Monica Community College District GO, Series C, 0.00%, 08/01/25(c)	1,930	1,782,983
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,760	1,829,255
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,350	3,404,480
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	575	576,820
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,435	8,850,488
Series C, 5.00%, 07/01/24	280	297,342
State of California Department of Water Resources RB 5.00%, 12/01/23	495	519,100
Series AM, 5.00%, 12/01/25 (PR 07/01/24)	130	134,463
Series AR, 5.00%, 12/01/27 (PR 06/01/24)	5,690	6,040,114
Series AS, 5.00%, 12/01/22	60	61,108
Series AS, 5.00%, 12/01/23	1,575	1,651,680
Series AS, 5.00%, 12/01/24	5,450	5,856,800
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	115	123,526
Series AX, 5.00%, 12/01/22	570	580,525
Series BA, 5.00%, 12/01/25	1,580	1,738,836
Series BB, 5.00%, 12/01/22	6,765	6,889,916
Series BB, 5.00%, 12/01/24	5,225	5,615,005
Series BB, 5.00%, 12/01/25	95	104,550
State of California GO
2.00%, 11/01/22	3,055	3,065,239
3.00%, 03/01/25	7,000	7,162,949
3.00%, 03/01/26	750	770,008
4.00%, 09/01/22	1,035	1,042,599
4.00%, 12/01/22	5,150	5,220,680
4.00%, 03/01/23	430	438,430
4.00%, 05/01/23	2,720	2,783,261
4.00%, 10/01/23	250	257,971
4.00%, 10/01/24	1,505	1,572,985
4.00%, 11/01/24	220	230,237
4.00%, 04/01/25	3,890	4,093,978
4.00%, 10/01/26	7,150	7,666,811
5.00%, 08/01/22	7,330	7,378,272

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
5.00%, 09/01/22	$3,065	$3,095,044
5.00%, 10/01/22	5,720	5,792,643
5.00%, 11/01/22	4,895	4,971,827
5.00%, 12/01/22	910	926,986
5.00%, 02/01/23	485	496,781
5.00%, 03/01/23	740	759,988
5.00%, 04/01/23	6,375	6,564,403
5.00%, 08/01/23	10,910	11,347,052
5.00%, 09/01/23	6,125	6,385,620
5.00%, 09/01/23 (Call 09/01/22)	2,495	2,516,515
5.00%, 10/01/23	3,420	3,573,885
5.00%, 11/01/23	3,480	3,644,937
5.00%, 12/01/23	5,005	5,254,004
5.00%, 02/01/24 (Call 02/01/23)	295	301,575
5.00%, 03/01/24	4,845	5,118,482
5.00%, 04/01/24	22,830	24,167,553
5.00%, 08/01/24	2,735	2,914,050
5.00%, 09/01/24	525	560,551
5.00%, 09/01/24 (Call 09/01/22)	2,525	2,544,286
5.00%, 10/01/24	3,305	3,536,198
5.00%, 11/01/24	4,450	4,771,191
5.00%, 11/01/24 (Call 11/01/23)	1,495	1,563,279
5.00%, 12/01/24 (Call 12/01/23)	6,045	6,336,550
5.00%, 02/01/25 (Call 02/01/23)	615	628,201
5.00%, 03/01/25	5,105	5,514,746
5.00%, 04/01/25	23,400	25,327,322
5.00%, 05/01/25 (Call 05/01/24)	180	190,154
5.00%, 08/01/25	2,080	2,268,994
5.00%, 09/01/25	130	142,093
5.00%, 09/01/25 (Call 09/01/22)	2,205	2,221,732
5.00%, 09/01/25 (Call 09/01/23)	365	379,698
5.00%, 10/01/25	21,440	23,480,488
5.00%, 10/01/25 (Call 10/01/24)	210	224,194
5.00%, 11/01/25	9,360	10,270,911
5.00%, 11/01/25 (Call 11/01/23)	1,060	1,108,108
5.00%, 12/01/25	4,665	5,128,991
5.00%, 12/01/25 (Call 12/01/23)	485	508,244
5.00%, 03/01/26 (Call 03/01/25)	8,200	8,849,013
5.00%, 08/01/26	5,435	6,058,289
5.00%, 11/01/26	4,945	5,541,068
5.00%, 04/01/27	2,315	2,613,720
5.25%, 09/01/22	1,545	1,561,094
5.25%, 10/01/22	1,545	1,565,891
5.25%, 02/01/23	1,855	1,903,112
5.50%, 02/01/25	1,025	1,118,337
Series A, 5.00%, 09/01/22	390	393,823
Series A, 5.00%, 10/01/22	125	126,587
Series A, 5.00%, 10/01/23	240	250,799
Series A, 5.00%, 10/01/24	660	706,170
series B, 5.00%, 10/01/22	5,000	5,063,498
Series B, 5.00%, 08/01/22	5,950	5,989,184
Series B, 5.00%, 09/01/22	3,630	3,665,581
Series B, 5.00%, 08/01/23	2,310	2,402,538
Series B, 5.00%, 09/01/23	2,910	3,033,821
Series B, 5.00%, 08/01/24	13,510	14,394,449
Series B, 5.00%, 09/01/24	5,220	5,573,481
Series B, 5.00%, 08/01/25	725	790,875
Series B, 5.00%, 09/01/25	515	562,905
Series B, 5.00%, 11/01/25	8,125	8,915,721
Series C, 5.00%, 09/01/26 (Call 09/01/25)	235	256,627
Security	Par (000)	Value
California (continued)
VRDN, VRDN,0.65%, 05/01/33 (Put 06/01/22)(a)(b)	$9,440	$9,440,000
University of California RB
Series AF, 5.00%, 05/15/23	265	273,682
Series AK, VRDN,5.00%, 05/15/48(a)(b)	19,365	19,963,911
Series AL 4, VRDN,0.50%, 05/15/48 (Put 06/01/22)(a)(b)	10,000	10,000,000
Series AO, 5.00%, 05/15/23	1,200	1,239,314
Series AO, 5.00%, 05/15/24	495	524,728
Series AO, 5.00%, 05/15/25	1,475	1,601,878
Series AV, 5.00%, 05/15/26	175	194,189
Series AY, 5.00%, 05/15/24	735	779,142
Series AY, 5.00%, 05/15/26	250	277,413
Series I, 5.00%, 05/15/23	790	815,881
Series I, 5.00%, 05/15/24	300	318,017
Series I, 5.00%, 05/15/26 (Call 05/15/25)	775	839,575
		961,923,845
Colorado — 1.2%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,070	2,121,988
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	1,865	1,949,103
Series A, 5.00%, 11/15/24	5,185	5,520,853
Series B, 5.00%, 11/15/25 (Call 11/15/22)	1,275	1,292,680
Series D, VRDN,5.00%, 11/15/31(a)(b)	2,000	2,028,993
City & County of Denver Co. GO
Series A, 5.00%, 08/01/26	1,500	1,672,655
Series B, 5.00%, 08/01/23	1,585	1,646,995
Series B, 5.00%, 08/01/26	10,000	11,151,036
Series C, 5.00%, 08/01/22	1,160	1,166,999
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,000	10,043,552
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	805	883,014
Series B, 5.00%, 11/15/25	960	1,053,035
Series B, 5.00%, 11/15/26	500	560,493
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/22	3,000	3,006,962
Denver City & County School District No. 1 GO 5.00%, 12/01/22 (SAW)	3,970	4,042,507
Series B, 4.00%, 12/01/26 (SAW)	9,360	10,098,689
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	1,015	1,033,436
Series B, 5.00%, 12/01/31 (PR 12/01/23) (SAW)	605	615,989
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(c)	1,600	1,594,001
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,465	5,571,889
Regional Transportation District Sales Tax Revenue RB, Series A, 3.50%, 11/01/37 (PR 11/01/23)	25,000	25,225,577
University of Colorado RB
VRDN, 2.00%, 06/01/51Put(a)(b)	500	485,994
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	420,000
Series C, VRDN,2.00%, 06/01/54(a)(b)	2,500	2,465,152
		95,651,592
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority RB
Series 2010-A, VRDN,0.25%, 07/01/49(a)(b)	4,000	3,875,017
Series 2014-A, VRDN,1.10%, 07/01/48(a)(b)	8,300	8,258,550
Series 2015-A, VRDN,0.38%, 07/01/35(a)(b)	3,265	3,092,803
Series A-1, VRDN,5.00%, 07/01/42(a)(b)	1,725	1,730,177

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut (continued)
Series A-2, VRDN,5.00%, 07/01/42(a)(b)	$2,450	$2,457,353
Series C-2, VRDN,5.00%, 07/01/57(a)(b)	6,970	7,128,975
Series N, 5.00%, 11/01/29 (PR 11/01/23)	5,060	5,288,919
Series V-1, VRDN,0.30%, 07/01/36 (Put 05/31/22)(a)(b)	10,000	10,000,000
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	1,000	1,071,933
State of Connecticut Clean Water Fund - State Revolving Fund RB
Series A, 5.00%, 05/01/25	295	319,826
Series B, 5.00%, 06/01/26	275	305,678
State of Connecticut GO
Series 2021 A, 4.00%, 01/15/27	4,575	4,887,479
Series A, 3.00%, 01/15/23	2,450	2,468,309
Series A, 4.00%, 01/15/26	4,060	4,295,999
Series A, 4.00%, 01/15/27	4,585	4,898,162
Series A, 5.00%, 01/15/23	1,510	1,539,795
Series A, 5.00%, 03/15/23	665	681,840
Series A, 5.00%, 04/15/23	2,215	2,277,427
Series A, 5.00%, 10/15/23	2,660	2,774,158
Series A, 5.00%, 03/15/24	295	310,716
Series A, 5.00%, 04/15/24	855	902,188
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,282,763
Series A, 5.00%, 01/15/25	105	112,474
Series A, 5.00%, 04/15/25	5,045	5,433,172
Series A, 5.00%, 10/15/25 (Call 10/15/23)	1,000	1,041,663
Series A, 5.00%, 01/15/26	20	21,889
Series B, 3.00%, 06/01/25	1,535	1,566,817
Series B, 5.00%, 04/15/23	5,540	5,696,138
Series B, 5.00%, 04/15/23 (Call 06/21/22)	1,050	1,052,074
Series B, 5.00%, 05/15/23	965	994,845
Series B, 5.00%, 01/15/24	4,125	4,328,306
Series B, 5.00%, 05/15/24	3,145	3,324,543
Series B, 5.00%, 04/15/25	180	193,850
Series B, 5.00%, 05/15/25	2,425	2,616,203
Series C, 3.00%, 06/01/22	850	850,000
Series C, 4.00%, 06/15/24	35	36,303
Series C, 5.00%, 06/01/22	4,105	4,105,000
Series C, 5.00%, 06/15/22	560	560,662
Series C, 5.00%, 07/15/22	2,500	2,509,704
Series C, 5.00%, 06/01/23 (Call 06/16/22)	2,210	2,213,172
Series C, 5.00%, 06/15/23	525	542,706
Series C, 5.00%, 06/01/24 (Call 06/01/22)	1,430	1,431,734
Series C, 5.00%, 07/15/24	895	947,902
Series D, 5.00%, 06/15/22	200	200,237
Series D, 5.00%, 09/15/23	4,810	4,997,308
Series D, 5.00%, 04/15/24	815	859,980
Series D, 5.00%, 07/15/24	5,560	5,888,640
Series D, 5.00%, 09/15/24	1,000	1,061,699
Series D, 5.00%, 09/15/26	735	814,349
Series D, 5.00%, 09/15/27	625	704,897
Series E, 5.00%, 09/15/22	1,205	1,215,846
Series E, 5.00%, 10/15/22	3,165	3,201,935
Series E, 5.00%, 10/15/23	3,425	3,571,989
Series E, 5.00%, 08/15/24 (Call 08/15/23)	605	627,467
Series E, 5.00%, 10/15/24	185	197,068
Series E, 5.00%, 10/15/26	1,500	1,666,656
Series F, 5.00%, 09/15/24	3,970	4,220,902
Series F, 5.00%, 11/15/25	565	616,204
State of Connecticut Special Tax Revenue RB 5.00%, 01/01/24 (Call 01/01/23)	325	330,974
Security	Par (000)	Value
Connecticut (continued)
Series A, 4.00%, 05/01/23	$2,175	$2,220,982
Series A, 4.00%, 05/01/24	1,470	1,525,175
Series A, 5.00%, 08/01/22	2,085	2,097,056
Series A, 5.00%, 09/01/22	2,820	2,844,233
Series A, 5.00%, 10/01/22	145	146,642
Series A, 5.00%, 08/01/23	305	316,389
Series A, 5.00%, 09/01/23	1,045	1,086,421
Series A, 5.00%, 10/01/23	4,250	4,428,024
Series A, 5.00%, 01/01/24	175	183,459
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,640	1,670,143
Series A, 5.00%, 05/01/24	3,340	3,527,769
Series A, 5.00%, 08/01/24	1,315	1,399,356
Series A, 5.00%, 09/01/24	2,160	2,303,312
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	619,303
Series A, 5.00%, 01/01/25	895	961,401
Series A, 5.00%, 05/01/25	2,295	2,484,068
Series A, 5.00%, 08/01/25	75	81,646
Series A, 5.00%, 09/01/25	2,900	3,163,066
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,612,948
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	26,013
Series A, 5.00%, 01/01/26	225	246,789
Series A, 5.00%, 05/01/26	2,090	2,308,892
Series A, 5.00%, 08/01/26 (Call 08/01/25)	580	629,763
Series B, 5.00%, 10/01/22	1,425	1,441,135
Series B, 5.00%, 10/01/23	525	546,991
Series B, 5.00%, 10/01/25	390	426,194
Series C, 5.00%, 10/01/24	330	352,616
Series D, 5.00%, 11/01/24	500	535,354
Series D, 5.00%, 11/01/26	1,200	1,339,282
University of Connecticut RB, Series A, 5.00%, 02/15/25	1,035	1,111,224
		185,239,021
Delaware — 0.5%
County of New Castle DE GO, 5.00%, 10/01/23	1,600	1,671,993
Delaware Transportation Authority RB
5.00%, 07/01/22	5,605	5,622,699
5.00%, 09/01/23	3,060	3,183,225
5.00%, 09/01/24	530	564,079
5.00%, 07/01/25	500	543,568
5.00%, 07/01/26	2,235	2,484,144
State of Delaware GO
5.00%, 02/01/26	5,000	5,523,839
Series A, 5.00%, 08/01/22	1,475	1,484,368
Series A, 5.00%, 03/01/23	2,185	2,242,691
Series A, 5.00%, 02/01/25	4,315	4,655,720
Series A, 5.00%, 01/01/26	9,190	10,133,367
Series A, 5.00%, 02/01/27	350	395,187
Series B, 5.00%, 07/01/23	1,550	1,606,801
		40,111,681
District of Columbia — 2.0%
District of Columbia GO
Series A, 5.00%, 06/01/22	6,165	6,165,000
Series A, 5.00%, 10/15/22	300	304,153
Series A, 5.00%, 06/01/23	2,700	2,792,155
Series A, 5.00%, 06/01/24 (Call 06/01/23)	695	717,739
Series A, 5.00%, 06/01/25	2,020	2,196,023
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	51,636
Series A, 5.00%, 10/15/25	8,780	9,630,405
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	1,021,897
Series B, 5.00%, 06/01/22	6,595	6,595,000

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
Series B, 5.00%, 06/01/23	$8,195	$8,474,708
Series B, 5.00%, 06/01/24	480	509,243
Series B, 5.00%, 06/01/26	300	332,858
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,276,020
Series D, 4.00%, 02/01/25	5,225	5,467,882
Series D, 4.00%, 02/01/26	2,120	2,248,320
Series E, 5.00%, 02/01/24	9,400	9,897,319
Series E, 5.00%, 02/01/27	1,190	1,338,561
District of Columbia RB
5.00%, 12/01/25	1,000	1,088,862
5.00%, 12/01/26	2,830	3,141,961
Series A, 5.00%, 12/01/23	350	366,721
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,300	3,356,784
Series A, 5.00%, 03/01/24	2,340	2,466,682
Series A, 5.00%, 12/01/24 (Call 12/01/22)	585	594,363
Series A, 5.00%, 03/01/25	605	653,391
Series A, 5.00%, 03/01/26	130	143,597
Series A, 5.00%, 03/01/27	1,585	1,788,105
Series B, 5.00%, 10/01/22	4,715	4,772,027
Series B, 5.00%, 10/01/23	2,120	2,211,663
Series B, 5.00%, 10/01/24	13,850	14,812,306
Series B, 5.00%, 10/01/25	45	49,283
Series B, 5.00%, 10/01/26	17,190	19,228,600
Series C, 5.00%, 10/01/23	295	307,755
Series C, 5.00%, 10/01/24	11,680	12,491,533
Series C, 5.00%, 10/01/25	4,770	5,223,971
Series C, 5.00%, 05/01/26	900	997,829
Series C, 5.00%, 10/01/26	7,860	8,792,135
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/48 (PR 10/01/23)	13,555	14,146,577
Series B, 5.00%, 10/01/25	145	158,457
Series C, 5.00%, 10/01/25 (Call 10/01/24)	520	556,746
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,037,002
Series A, 5.00%, 07/15/25	4,000	4,341,125
Series A, 5.00%, 07/15/26	500	554,103
		162,300,497
Florida — 2.7%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,050	5,581,696
Series B, 5.00%, 07/01/26	1,320	1,453,563
County of Broward FL Airport System Revenue RB,
Series Q-1, 5.00%, 10/01/37 (PR 10/01/23)	8,005	8,104,239
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	595,882
County of Miami-Dade FL Transit System RB
5.00%, 07/01/23	390	404,206
5.00%, 07/01/42 (PR 07/01/22)	7,130	7,152,162
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/22	2,045	2,069,871
5.00%, 10/01/23	1,775	1,850,788
5.00%, 10/01/24	2,065	2,205,548
Florida’s Turnpike Enterprise RB, Series B, 5.00%, 07/01/23	115	119,101
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	10,738,715
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	710	718,730
Series A, 5.00%, 10/01/23	635	662,456
Series A, 5.00%, 10/01/26	10,230	11,447,698
Security	Par (000)	Value
Florida (continued)
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/22	$280	$280,836
5.00%, 07/01/35 (PR 07/01/23)	710	735,863
Palm Beach County School District COP, Series A, 5.00%, 08/01/23	6,000	6,227,592
School Board of Miami-Dade County (The) COP, Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,240	2,408,071
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 2.88%, 07/01/25 (Call 07/01/22)	300	300,407
Series A, 5.00%, 07/01/23	1,250	1,294,574
Series C, 5.00%, 07/01/23	4,765	4,934,916
Series C, 5.00%, 07/01/25	5,425	5,899,412
Series C, 5.00%, 07/01/26	5,630	6,262,259
State of Florida GO
5.00%, 07/01/24	600	637,795
Series A, 5.00%, 06/01/22	19,515	19,515,000
Series A, 5.00%, 06/01/23	19,960	20,641,265
Series A, 5.00%, 07/01/24	635	674,999
Series A, 5.00%, 06/01/26 (GTD)	3,670	4,088,369
Series A, 5.00%, 07/01/26	3,185	3,547,963
Series A, 5.00%, 06/01/27	10,505	11,936,652
Series B, 5.00%, 06/01/24	5,425	5,756,609
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,490	1,490,000
Series B, 5.00%, 06/01/25	10,000	10,886,641
Series B, 5.00%, 06/01/25 (Call 06/01/23)	145	145,000
Series B, 5.00%, 06/01/26	390	434,459
Series C, 5.00%, 06/01/22	5,000	5,000,000
Series C, 5.00%, 06/01/23	200	206,826
Series C, 5.00%, 06/01/24	26,000	27,589,279
Series C, 5.00%, 06/01/25	2,845	3,097,249
Series C, 5.00%, 06/01/26	7,350	8,187,877
Series D, 5.00%, 06/01/22	1,570	1,570,000
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,376,794
Series G, 5.00%, 06/01/25	1,000	1,088,664
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	675	699,810
Series A, 5.00%, 07/01/24	1,985	2,113,394
Tampa-Hillsborough County Expressway Authority RB, Series A, 5.00%, 07/01/37 (PR 07/01/22)	10,050	10,081,238
		225,214,468
Georgia — 3.0%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,260	2,360,116
Series F, 5.00%, 07/01/22	2,695	2,703,421
Series F, 5.00%, 07/01/23	740	766,307
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,195	2,371,238
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	5,000	5,373,211
City of Atlanta GA Water & Wastewater Revenue RB, 5.75%, 11/01/26 (AGM)	2,305	2,651,110
County of Forsyth GA GO, 5.00%, 09/01/25	10,110	11,060,442
Georgia Ports Authority RB
5.00%, 07/01/25	500	542,944
5.00%, 07/01/26	520	577,321
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	3,000	3,099,363
5.00%, 06/01/24	2,180	2,306,639
5.00%, 06/01/25	4,890	5,295,317
5.00%, 06/01/26	4,605	5,098,190

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Gwinnett County School District GO
5.00%, 08/01/22 (SAW)	$2,280	$2,294,290
Series B, 5.00%, 08/01/26	7,060	7,890,578
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/23	11,335	11,648,200
4.00%, 08/01/24	13,405	13,999,758
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/23	7,500	7,612,353
Series A, 4.00%, 07/01/25	1,865	1,970,985
Municipal Electric Authority of Georgia RB
3.00%, 11/01/22	1,250	1,256,220
Series A, 5.00%, 01/01/23	225	229,031
Series A, 5.00%, 01/01/26 (Call 01/01/25)	250	265,433
Series A-R, 5.00%, 01/01/23	1,000	1,017,916
Private Colleges & Universities Authority RB
5.00%, 04/01/44 (PR 04/01/24)	13,145	13,878,462
Series B, 5.00%, 09/01/25	14,225	15,445,340
State of Georgia GO
Series A, 5.00%, 07/01/22	7,650	7,674,283
Series A, 5.00%, 08/01/22	205	206,305
Series A, 5.00%, 07/01/23	5,870	6,085,753
Series A, 5.00%, 07/01/25	4,885	5,322,887
Series A, 5.00%, 08/01/25	10,075	11,000,159
Series A, 5.00%, 07/01/26	3,160	3,525,364
Series A, 5.00%, 08/01/26	13,115	14,657,922
Series A1, 5.00%, 02/01/25	105	113,291
Series A-1, 5.00%, 02/01/23	4,155	4,253,965
Series A-1, 5.00%, 02/01/24	13,050	13,742,634
Series A-1, 5.00%, 08/01/24	1,635	1,742,397
Series A-1, 5.00%, 02/01/25	235	253,556
Series A-1, 5.00%, 02/01/26	490	541,519
Series A-1, 5.00%, 02/01/27	14,870	16,796,878
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	320,648
Series C, 4.00%, 09/01/22	295	297,070
Series C, 4.00%, 10/01/22	2,215	2,235,405
Series C, 4.00%, 10/01/23 (Call 10/01/22)	705	712,406
Series C, 4.00%, 10/01/24 (Call 10/01/22)	45	45,308
Series C, 5.00%, 09/01/23 (Call 09/01/22)	220	222,285
Series C1, 4.00%, 07/01/25	3,025	3,201,552
Series C-1, 5.00%, 07/01/24	1,680	1,786,535
Series E, 5.00%, 12/01/22	3,430	3,492,817
Series E, 5.00%, 12/01/23	665	697,376
Series E, 5.00%, 12/01/24	25	26,866
Series E, 5.00%, 12/01/25	6,415	7,059,892
Series E, 5.00%, 12/01/26	5,330	5,999,888
Series F, 5.00%, 01/01/23	3,345	3,415,530
Series F, 5.00%, 01/01/24	235	246,962
Series F, 5.00%, 01/01/25	6,900	7,429,985
Series F, 5.00%, 01/01/26	675	744,536
Series J-2, 4.50%, 11/01/22 (Call 07/01/22)	65	65,213
		245,631,372
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	11,741,865
City & County of Honolulu HI GO
Series B, 5.00%, 03/01/25	4,970	5,366,137
Series C, 4.00%, 07/01/26	810	870,116
Series C, 5.00%, 10/01/23	435	453,808
State of Hawaii GO
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	1,380	1,401,138
Security	Par (000)	Value
Hawaii (continued)
Series EF, 5.00%, 11/01/24 (PR 11/01/23)	$3,105	$3,152,560
Series EH, 5.00%, 08/01/25 (PR 08/01/24)	210	218,164
Series EH, 5.00%, 08/01/29 (PR 08/01/24)	10,000	10,388,768
Series EH, 5.00%, 08/01/31 (PR 08/01/23)	5,000	5,194,384
Series EO, 5.00%, 08/01/24	155	165,011
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,709,666
Series EP, 5.00%, 08/01/22	3,315	3,335,943
Series EP, 5.00%, 08/01/24	800	851,670
Series EY, 5.00%, 10/01/23	4,010	4,185,007
Series EY, 5.00%, 10/01/24	6,095	6,515,600
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	500	546,234
Series FB, 5.00%, 04/01/23	9,665	9,943,999
Series FH, 5.00%, 10/01/22	9,745	9,865,810
Series FH, 5.00%, 10/01/23	565	589,658
Series FH, 5.00%, 10/01/24	1,070	1,143,838
Series FT, 5.00%, 01/01/24	2,085	2,190,130
Series FT, 5.00%, 01/01/25	585	629,167
Series FT, 5.00%, 01/01/26	5,425	5,970,037
Series FT, 5.00%, 01/01/27	2,100	2,358,259
Series Fw, 5.00%, 01/01/27	465	522,186
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	445	478,015
		90,787,170
Idaho — 0.1%
State of Idaho GO, 3.00%, 06/30/22	10,000	10,016,041
Illinois — 2.4%
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/23	700	713,279
Series B, 5.00%, 01/01/24	1,665	1,740,165
Series B, 5.00%, 01/01/26 (Call 01/01/25)	500	532,156
Series D, 5.00%, 01/01/24	325	339,672
Series E, 5.00%, 01/01/26	510	554,977
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,566,672
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	14,559,252
Illinois Finance Authority RB
4.00%, 07/01/25	2,915	3,052,184
5.00%, 07/01/24	315	333,979
5.00%, 01/01/26	1,930	2,116,201
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,555	5,943,944
5.00%, 01/01/27	3,390	3,780,252
Series A, 5.00%, 12/01/22	1,305	1,327,850
Series A, 5.00%, 01/01/25	1,585	1,696,389
Series B, 5.00%, 01/01/25	3,040	3,253,643
Series B, 5.00%, 01/01/26	1,385	1,515,117
Series D, 5.00%, 01/01/24	1,060	1,111,239
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/25	405	440,279
Metropolitan Water Reclamation District of Greater Chicago GOL, Series D, 5.00%, 12/01/22	315	320,737
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	545,995
Series A, 5.00%, 01/01/27	2,010	2,202,901
State of Illinois GO
5.00%, 08/01/22 (AGM)	300	301,774
5.00%, 02/01/23	8,150	8,317,639
5.00%, 08/01/23	325	335,667
5.00%, 02/01/24	8,400	8,759,678
5.00%, 05/01/24	3,000	3,140,728

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
5.00%, 08/01/24 (Call 08/01/22)	$1,460	$1,469,102
5.00%, 02/01/25	2,025	2,146,152
5.00%, 02/01/26	6,000	6,454,877
5.50%, 05/01/24	2,745	2,899,263
5.50%, 05/01/25	2,850	3,070,809
Series A, 5.00%, 12/01/22	1,500	1,523,939
Series A, 5.00%, 03/01/23	1,000	1,022,748
Series A, 5.00%, 10/01/23	9,550	9,897,897
Series A, 5.00%, 12/01/23	1,400	1,455,709
Series A, 5.00%, 03/01/24	2,185	2,281,668
Series A, 5.00%, 11/01/24	6,045	6,382,310
Series A, 5.00%, 12/01/24	2,370	2,505,576
Series A, 5.00%, 03/01/25	1,905	2,021,394
Series A, 5.00%, 03/01/26	930	1,001,665
Series A, 5.25%, 05/01/23	1,000	1,029,168
Series B, 5.00%, 10/01/22	1,600	1,617,553
Series B, 5.00%, 03/01/23	1,945	1,989,245
Series B, 5.00%, 03/01/24	1,750	1,827,423
Series B, 5.00%, 09/01/24	8,085	8,512,772
Series B, 5.00%, 03/01/25	4,500	4,774,946
Series B, 5.00%, 03/01/26	7,190	7,744,057
Series B, 5.00%, 03/01/27	4,245	4,625,762
Series C, 4.00%, 03/01/24	4,340	4,458,211
Series D, 5.00%, 10/01/22	5,000	5,054,853
Series D, 5.00%, 11/01/22	12,600	12,770,056
Series D, 5.00%, 11/01/23	4,725	4,905,216
Series D, 5.00%, 11/01/24	6,805	7,184,718
Series D, 5.00%, 11/01/26	10,000	10,860,236
State of Illinois RB, 5.00%, 06/15/23	1,800	1,850,316
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	469,911
		195,309,921
Indiana — 0.5%
Indiana Finance Authority RB
5.00%, 02/01/24	1,470	1,547,275
Series 1, 5.00%, 10/01/22	2,080	2,104,947
Series 2, 5.00%, 10/01/23	1,000	1,041,888
Series 3, 5.00%, 10/01/25	2,200	2,396,758
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,217,052
Series A, 5.00%, 02/01/26	9,825	10,836,040
Series B, 5.00%, 02/01/23	3,570	3,654,310
Series B, 5.00%, 02/01/24	4,170	4,389,210
Series B, 5.00%, 02/01/25	2,170	2,338,411
Series B, 5.00%, 02/01/26	1,000	1,102,905
Series C, 5.00%, 12/01/23	565	592,078
Series C, 5.00%, 12/01/24	6,145	6,591,219
Series C, 5.00%, 12/01/25	860	942,792
Series C, 5.00%, 02/01/26	100	110,291
Purdue University RB, Series EE, 5.00%, 07/01/26	100	111,729
		38,976,905
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/24	700	745,365
5.00%, 08/01/25	3,170	3,457,015
5.00%, 08/01/26	1,200	1,335,082
		5,537,462
Kansas — 0.2%
Johnson County Unified School District No. 512 Shawnee Mission GO, Series A, 4.00%, 10/01/23	3,000	3,090,823
Security	Par (000)	Value
Kansas (continued)
Kansas Development Finance Authority RB, Series SRF, 5.00%, 05/01/24	$5,000	$5,290,785
State of Kansas Department of Transportation RB
5.00%, 09/01/25	560	609,510
5.00%, 09/01/26 (Call 09/01/25)	430	467,594
Series A, 5.00%, 09/01/22	3,405	3,436,317
Series A, 5.00%, 09/01/23	1,445	1,505,019
Series A, 5.00%, 09/01/24	180	191,533
Series A, 5.00%, 09/01/25 (Call 09/01/24)	300	318,949
Series B, 5.00%, 09/01/22	3,795	3,829,904
		18,740,434
Kentucky — 0.3%
Kentucky Asset Liability Commission RB
5.25%, 09/01/24 (Call 09/01/23)	925	961,347
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,240	2,380,469
Kentucky State Property & Building Commission RB
Series B, 5.00%, 08/01/22	905	910,490
Series B, 5.00%, 11/01/22	2,250	2,283,048
Series B, 5.00%, 08/01/24	2,790	2,947,646
Series B, 5.00%, 11/01/26 (SAP)	5,175	5,688,708
Kentucky Turnpike Authority RB
Series A, 5.00%, 07/01/26	2,000	2,193,385
Series B, 5.00%, 07/01/22	810	812,464
Louisville/Jefferson County Metropolitan Government GO, Series A, 5.00%, 04/01/27	4,850	5,468,706
		23,646,263
Louisiana — 0.7%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,225	3,477,034
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.00%, 10/01/33 (PR 10/01/24)	5,735	6,134,829
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series B, 5.00%, 05/01/25	750	809,356
State of Louisiana GO
5.00%, 05/01/23	475	489,771
Series A, 5.00%, 04/01/24	2,880	3,041,767
Series A, 5.00%, 03/01/25	1,700	1,827,933
Series A, 5.00%, 04/01/25	150	161,581
Series A, 5.00%, 03/01/26	1,885	2,070,717
Series B, 5.00%, 08/01/25	4,210	4,566,902
Series B, 5.00%, 08/01/26	1,000	1,107,938
Series C, 5.00%, 07/15/22	8,420	8,459,156
Series C, 5.00%, 07/15/23 (PR 07/15/22)	3,500	3,516,133
Series C, 5.00%, 08/01/23	255	264,823
Series C, 5.00%, 07/15/24 (PR 07/15/23)	650	652,996
Series C, 5.00%, 08/01/24	35	37,153
Series C, 5.00%, 08/01/25 (Call 08/01/24)	600	635,601
Series D-1, 5.00%, 12/01/23	1,400	1,467,522
State of Louisiana RB
5.00%, 09/01/22	2,425	2,447,853
5.00%, 09/01/23	5,970	6,217,211
5.00%, 09/01/26	1,000	1,109,762
Series A, 5.00%, 06/15/23	2,750	2,846,790
Series A, 5.00%, 06/15/30 (PR 06/15/23)	2,860	2,960,775
		54,303,603
Maine — 0.2%
State of Maine GO
Series B, 5.00%, 06/01/25	2,465	2,680,551

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maine (continued)
Series D, 5.00%, 06/01/23	$3,000	$3,102,698
Series D, 5.00%, 06/01/25	10,000	10,874,447
		16,657,696
Maryland — 5.3%
County of Anne Arundel MD GOL
5.00%, 10/01/25	1,090	1,194,106
5.00%, 04/01/26	8,300	9,198,108
5.00%, 10/01/26	5,635	6,313,190
County of Baltimore MD GO
5.00%, 08/01/22	1,505	1,514,508
5.00%, 03/01/24	3,000	3,163,477
5.00%, 03/01/27	2,000	2,260,143
County of Charles MD GO
5.00%, 10/01/22	4,515	4,571,276
5.00%, 10/01/24	2,465	2,639,772
County of Frederick MD GO
Series A, 5.00%, 10/01/25	5,395	5,913,934
Series A, 5.00%, 10/01/26	3,050	3,417,077
County of Harford MD GO, Series B, 5.00%, 07/01/23	445	461,307
County of Howard MD GO
Series A, 5.00%, 02/15/23	5,000	5,128,096
Series A, 5.00%, 02/15/25	1,185	1,279,734
Series A, 5.00%, 08/15/26	500	558,650
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,268,413
Series A, 5.00%, 08/01/23	10,310	10,719,354
Series A, 5.00%, 11/01/23	3,000	3,140,893
Series A, 5.00%, 11/01/24	4,680	5,022,385
Series A, 5.00%, 08/01/25	12,335	13,467,689
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	251,904
Series B, 4.00%, 11/01/24	8,000	8,381,904
Series B, 5.00%, 11/01/23	3,550	3,716,723
Series B, 5.00%, 11/01/24	2,805	3,010,212
Series B, 5.00%, 11/01/25 (Call 11/01/24)	755	809,876
Series C, 5.00%, 10/01/22	11,820	11,969,315
Series C, 5.00%, 10/01/24	10,000	10,701,908
Series C, 5.00%, 10/01/25	1,425	1,562,068
Series C, 5.00%, 10/01/26	12,375	13,864,370
County of Prince George’s MD GO, Series A, 5.00%, 09/15/24	850	909,232
County of Prince George’s MD GOL
Series A, 5.00%, 07/01/25	13,905	15,151,433
Series A, 5.00%, 07/15/26	2,280	2,542,895
Maryland Stadium Authority RB, 5.00%, 05/01/46 (PR 05/01/26) (ST INTERCEPT)	10,000	11,098,921
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/22	995	998,191
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,058,486
4.00%, 09/01/25	3,370	3,570,462
4.00%, 09/01/26	2,610	2,803,454
5.00%, 09/01/22	2,140	2,160,383
5.00%, 10/01/22	5,465	5,533,669
5.00%, 11/01/22	25	25,388
5.00%, 02/15/23	3,785	3,879,807
5.00%, 09/01/23	25	26,038
5.00%, 10/01/23	4,040	4,217,409
5.00%, 12/15/23	195	204,665
5.00%, 09/01/24	405	432,148
5.00%, 10/01/24	6,715	7,179,568
Security	Par (000)	Value
Maryland (continued)
5.00%, 11/01/24	$2,940	$3,149,321
5.00%, 09/01/25	4,615	5,033,638
5.00%, 10/01/25	200	218,561
Series A, 5.00%, 10/01/26	9,420	10,520,582
Series B, 5.00%, 12/01/23	10,000	10,480,781
Series B, 5.00%, 12/01/24	5,175	5,554,714
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,130	1,173,793
First Series, 5.00%, 06/01/22	2,605	2,605,000
First Series, 5.00%, 06/01/23	5,860	6,062,975
First Series, 5.00%, 06/01/24	5,700	6,051,886
First Series, 5.00%, 03/15/26	2,000	2,214,178
First Series, 5.00%, 06/01/26 (Call 06/01/24)	460	487,936
Second Series A, 5.00%, 08/01/24	6,300	6,717,979
Second Series A, 5.00%, 08/01/25	11,885	12,976,366
Second Series A, 5.00%, 08/01/26	10,065	11,236,301
Second Series B, 5.00%, 08/01/22	970	976,242
Second Series B, 5.00%, 08/01/25	2,985	3,259,104
Series A, 5.00%, 03/01/23	5,585	5,734,580
Series A, 5.00%, 03/15/23	13,575	13,955,549
Series A, 5.00%, 08/01/23	10,050	10,449,031
Series A, 5.00%, 03/15/24	1,575	1,664,613
Series A, 5.00%, 08/01/24	2,000	2,132,692
Series A, 5.00%, 03/15/25	11,060	11,967,919
Series A, 5.00%, 08/01/25	455	496,781
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	46,181
Series A, 5.00%, 08/01/26	1,250	1,395,467
Series A, 5.00%, 03/01/27	1,000	1,130,072
Series B, 4.00%, 08/01/23	4,890	5,027,985
Series B, 5.00%, 08/01/22	5,820	5,857,451
Series B, 5.00%, 08/01/24	22,745	24,254,035
Series B, 5.00%, 08/01/25	16,115	17,594,795
Series C, 5.00%, 08/01/22	3,690	3,713,745
Series C, 5.00%, 08/01/23	7,890	8,203,269
Series C, 5.00%, 08/01/24	7,400	7,890,959
Washington Suburban Sanitary Commission RB
5.00%, 06/01/22 (GTD)	485	485,000
5.00%, 06/01/23 (GTD)	830	858,329
5.00%, 06/01/24	100	106,072
5.00%, 06/01/24 (GTD)	175	185,804
5.00%, 06/15/24 (GTD)	150	159,421
5.00%, 06/01/25 (GTD)	6,455	7,019,456
5.00%, 12/01/25 (GTD)	2,000	2,201,058
5.00%, 06/01/26	6,475	7,202,591
5.00%, 06/01/26 (GTD)	500	556,185
		435,300,938
Massachusetts — 6.1%
City of Boston MA GO
Series A, 5.00%, 11/01/22	6,890	6,995,245
Series A, 5.00%, 11/01/24	5,000	5,363,342
Series A, 5.00%, 11/01/25	14,320	15,733,503
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,326,485
Series A, 5.00%, 11/01/26	21,645	24,322,099
SERIES D, 5.00%, 03/01/26	200	221,452
City of Cambridge MA GOL, 5.00%, 02/15/23	275	281,869
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,147,409
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/25	6,000	6,448,283

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts GOL
Series A, 5.00%, 03/01/23	$3,840	$3,942,845
Series A, 5.00%, 07/01/23	2,355	2,442,593
Series A, 5.00%, 01/01/24	7,715	8,107,723
Series A, 5.00%, 07/01/24	165	175,289
Series A, 5.00%, 03/01/25	9,040	9,752,979
Series A, 5.00%, 07/01/25	8,095	8,800,372
Series A, 5.00%, 01/01/26	920	1,011,762
Series A, 5.00%, 03/01/26	3,015	3,328,053
Series A, 5.00%, 07/01/26	5,320	5,915,243
Series A, 5.25%, 08/01/22	210	211,440
Series A, VRDN,5.00%, 06/01/44(a)(b)	455	468,878
Series B, 5.00%, 07/01/22	4,750	4,765,274
Series B, 5.00%, 08/01/22	870	875,613
Series B, 5.00%, 07/01/23	2,910	3,018,235
Series B, 5.00%, 08/01/23	430	446,971
Series B, 5.00%, 11/01/23	2,700	2,826,027
Series B, 5.00%, 07/01/24	6,650	7,064,680
Series B, 5.00%, 11/01/24	7,000	7,498,383
Series B, 5.00%, 07/01/25	3,090	3,359,252
Series B, 5.00%, 07/01/26	2,915	3,241,153
Series B, 5.25%, 08/01/22	2,815	2,834,309
Series B, 5.25%, 09/01/22 (AGM)	10,500	10,607,259
Series B, 5.25%, 08/01/23	700	729,638
Series B, 5.25%, 09/01/23 (AGM)	400	417,996
Series B, 5.25%, 09/01/24 (AGM)	9,460	10,143,708
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,220,091
Series C, 5.00%, 07/01/22	670	672,154
Series C, 5.00%, 08/01/22	85	85,548
Series C, 5.00%, 10/01/22	160	162,027
Series C, 5.00%, 04/01/23	175	180,155
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,535	1,539,454
Series C, 5.00%, 07/01/24 (PR 07/01/22)	175	175,553
Series C, 5.00%, 08/01/24	920	979,421
Series C, 5.00%, 10/01/24	180	192,421
Series C, 5.00%, 08/01/25	1,960	2,134,942
Series C, 5.00%, 10/01/25	6,860	7,501,281
Series C, 5.00%, 05/01/26	8,800	9,749,560
Series C, 5.00%, 07/01/27 (PR 07/01/22)	35	35,111
Series C, 5.50%, 12/01/22 (AMBAC)	105	107,204
Series C, 5.50%, 12/01/23 (AMBAC)	290	306,342
Series D, 5.00%, 07/01/23	355	368,204
Series D, 5.00%, 07/01/24	5,200	5,524,261
Series D, 5.00%, 04/01/25	2,015	2,178,070
Series D-2-R, VRDN,1.70%, 08/01/43(a)(b)	1,500	1,500,743
Series E, 3.00%, 12/01/25	285	293,227
Series E, 3.00%, 12/01/26	495	511,448
Series E, 5.00%, 11/01/22	15	15,234
Series E, 5.00%, 11/01/23	4,580	4,793,779
Series E, 5.00%, 11/01/24	1,035	1,108,690
Series E, 5.00%, 11/01/25	1,750	1,917,276
Series E, 5.00%, 11/01/25 (AMBAC)	440	482,058
Series E, 5.00%, 11/01/26	2,100	2,351,251
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,010	4,047,790
Series F, 5.00%, 11/01/24 (PR 11/01/22)	500	507,679
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,565	11,742,627
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	5,797,700
Series G, 5.00%, 09/01/25	50	54,569
Series H, 5.00%, 12/01/23	10,030	10,521,371
Series H, 5.00%, 12/01/24	2,270	2,436,561
Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund
Revenue RB
Series A, 5.00%, 06/01/22	$6,185	$6,185,000
Series A, 5.00%, 06/01/23	1,760	1,818,826
Series A, 5.00%, 06/01/25	4,080	4,430,565
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	7,950	8,445,745
Series A, 5.00%, 07/01/25	3,400	3,704,773
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB
5.00%, 07/01/22	3,725	3,736,087
Series A, 5.00%, 07/01/23	4,610	4,777,925
Series A-1, 5.00%, 07/01/24	1,295	1,374,388
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	10,385	10,450,957
5.00%, 02/01/24	190	200,503
5.00%, 02/01/25	2,780	2,999,514
5.00%, 08/01/25	14,255	15,563,997
Series 2017, 5.00%, 08/01/24	240	255,765
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/22	395	396,842
Series A, 5.00%, 10/15/25	11,275	12,370,929
Series A, 5.00%, 10/15/26	12,945	14,526,408
Series U, 5.00%, 07/01/25	1,335	1,448,412
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	2,420	2,428,611
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	2,075	2,091,197
Series A, 5.00%, 08/15/22 (ETM)	110	110,851
Series A, 5.00%, 02/15/23	710	727,734
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,540	2,557,930
Series A, 5.00%, 08/15/24 (Call 08/15/22)	5,135	5,166,427
Series A, 5.00%, 08/15/24 (PR 08/15/22)	915	922,078
Series A, 5.00%, 08/15/25 (PR 08/15/22)	440	443,449
Series A, 5.00%, 08/15/26 (PR 08/15/22)	225	226,764
Series A, 5.00%, 08/15/30 (PR 08/15/23)	5,290	5,331,466
Series A, 5.00%, 05/15/38 (PR 05/15/23)	6,720	6,938,328
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	5,219,053
Series A, 5.00%, 11/15/45 (PR 11/15/25)	7,960	8,746,034
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,325	16,935,394
Series B, 5.00%, 08/15/28 (PR 08/15/23)	6,170	6,218,364
Series B, 5.00%, 08/15/30 (PR 08/15/23)	14,420	14,533,031
Series C, 5.00%, 08/15/24	715	761,918
Series C, 5.00%, 08/15/25	265	289,172
Series D, 4.75%, 08/15/32 (PR 08/15/25)	2,285	2,470,805
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,423,739
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	2,960	3,210,853
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	4,166,904
Series D, 5.00%, 05/01/41 (PR 05/01/25) (ST INTERCEPT)	4,515	4,897,636
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(a)(b)	3,500	3,566,396
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/23	1,625	1,688,559
Series B, 5.00%, 08/01/24	3,280	3,490,408
Series B, 5.00%, 08/01/40 (PR 08/01/26)	5,080	5,671,179
Series B, 5.25%, 08/01/25 (AGM)	825	905,718

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Series C, 5.00%, 08/01/23	$230	$238,996
Series C, 5.00%, 08/01/23 (ETM)	25	25,945
Series C, 5.00%, 08/01/24	1,440	1,532,374
Series C, 5.00%, 08/01/26	1,000	1,112,990
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	11,163,738
Series C, 5.00%, 08/01/40 (Put 08/01/26)	16,000	17,861,981
Series F, 4.00%, 08/01/41 (PR 08/01/24)	6,950	7,258,360
Series F, 5.00%, 08/01/24	275	292,641
University of Massachusetts Building Authority RB
Series 2021-1, 5.00%, 11/01/22	4,600	4,674,711
Series 2021-1, 5.00%, 11/01/23	4,195	4,389,001
Series 2021-1, 5.00%, 11/01/24	175	187,160
		506,583,695
Michigan — 1.4%
Chippewa Valley Schools GO, Series A, 5.00%, 05/01/25 (Q-SBLF)	390	422,821
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	28,115	28,209,180
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	605	665,227
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/24)	16,910	17,417,063
Michigan Finance Authority RB
5.00%, 07/01/22 (AGM)	2,000	2,006,085
5.00%, 07/01/26 (Call 07/01/24) (AGM)	175	184,919
Series B, 5.00%, 10/01/23	3,500	3,653,223
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	18,160	18,217,195
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,702,606
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	354,339
Series D1, 5.00%, 07/01/22 (AGM)	2,000	2,006,085
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	1,400	1,442,294
Series I, 5.00%, 04/15/24	550	581,919
Series I, 5.00%, 04/15/26	1,155	1,278,824
Michigan State University RB, Series C, 5.00%, 08/15/22	125	125,976
State of Michigan GO, Series A, 5.00%, 12/01/22	1,040	1,059,570
State of Michigan RB
5.00%, 03/15/23	120	123,220
5.00%, 03/15/24	3,155	3,325,927
5.00%, 03/15/25	1,285	1,386,489
5.00%, 03/15/26	7,980	8,806,959
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	2,790	2,836,447
Series A, 5.00%, 11/15/23	800	837,608
Series A, 5.00%, 11/15/24	1,000	1,071,461
University of Michigan RB
Series A, 5.00%, 04/01/23	125	128,629
Series A, 5.00%, 04/01/23 (ETM)	215	221,025
Series A, 5.00%, 04/01/24	300	316,906
Series A, 5.00%, 04/01/25	3,500	3,777,225
Series A, 5.00%, 04/01/26	5,160	5,692,272
Series B, VRDN,0.72%, 04/01/28 (Put 05/31/22)(a)(b)	3,900	3,900,000
Series C, VRDN,4.00%, 04/01/49 (Call 01/01/24)(a)(b)	1,000	1,030,151
		112,781,645
Minnesota — 1.9%
City of Minneapolis MN GO
3.00%, 12/01/23	480	489,164
4.00%, 12/01/24	1,665	1,744,715
4.00%, 12/01/26	2,235	2,411,386
Security	Par (000)	Value
Minnesota (continued)
County of Hennepin MN GO
Series B, 5.00%, 12/15/26	$485	$545,725
Series C, 5.00%, 12/15/26	5,365	6,036,730
Metropolitan Council GO
Series B, 5.00%, 12/01/22	10,000	10,183,643
Series B, 5.00%, 12/01/23	4,565	4,787,945
Series B, 5.00%, 12/01/24	13,500	14,507,670
Series B, 5.00%, 12/01/25	2,500	2,749,544
Series C, 5.00%, 03/01/26	200	221,147
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,060	3,198,140
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	3,685	3,782,854
State of Minnesota GO
Series A, 5.00%, 08/01/23	1,650	1,715,904
Series A, 5.00%, 08/01/24	260	277,765
Series A, 5.00%, 08/01/25	8,775	9,594,916
Series A, 5.00%, 09/01/25	10,000	10,956,634
Series A, 5.00%, 08/01/26	3,170	3,541,592
Series A, 5.00%, 09/01/26	14,130	15,814,734
Series B, 5.00%, 08/01/22	570	573,687
Series B, 5.00%, 09/01/22	780	787,508
Series B, 5.00%, 08/01/23	370	384,778
Series B, 5.00%, 08/01/24 (Call 08/01/22)	500	507,778
Series B, 5.00%, 09/01/24	5,000	5,353,448
Series B, 5.00%, 09/01/25	5,000	5,478,317
Series D, 5.00%, 08/01/22	3,205	3,225,731
Series D, 5.00%, 08/01/23	6,155	6,400,839
Series D, 5.00%, 08/01/24	9,330	9,967,500
Series D, 5.00%, 10/01/24	1,630	1,749,051
Series D, 5.00%, 08/01/25	150	164,016
Series D, 5.00%, 08/01/26	3,590	4,010,825
Series D, 5.00%, 10/01/26	150	168,185
Series E, 3.00%, 08/01/24	3,500	3,593,466
Series F, 5.00%, 10/01/22	385	389,889
Series F, 5.00%, 10/01/23	8,625	9,011,917
University of Minnesota RB, Series B, 5.00%, 12/01/25	6,365	6,982,264
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	5,635	5,919,130
		157,228,537
Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/22	950	959,000
Series B, 5.00%, 09/01/23	1,275	1,327,958
Series B, 5.00%, 12/01/35 (PR 12/01/26)	1,000	1,123,852
Series B, 5.00%, 11/01/36 (PR 11/01/27)	2,020	2,266,208
Series C, 5.00%, 10/01/24	375	400,878
Series C, 5.00%, 10/01/26 (Call 10/01/25)	100	109,080
Series F, 4.00%, 11/01/22	5,210	5,269,028
		11,456,004
Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/23)	14,425	14,603,828
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	10,886,147
Metropolitan St Louis Sewer District RB
Series A, 5.00%, 05/01/25	520	563,453
Series A, 5.00%, 05/01/26	3,680	4,080,013

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	$12,000	$12,560,120
5.00%, 05/01/25	1,420	1,536,983
5.00%, 11/01/25	4,775	5,223,165
Series A, 5.00%, 05/01/23	1,675	1,728,330
Series A, 5.00%, 05/01/24	9,380	9,940,093
Series A, 5.00%, 05/01/26	340	376,013
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,565	1,653,588
Series S, 5.00%, 05/01/23	180	185,731
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,062,322
Series B, 5.00%, 10/01/24	15,000	16,013,844
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 01/01/24	500	524,890
		84,938,520
Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 3.50%, 09/01/32 (PR 09/01/22)	14,265	14,345,413
City of Omaha NE Sewer Revenue RB, Series A, 4.00%, 04/01/23	1,685	1,720,072
Nebraska Public Power District RB, Series C, 5.00%, 01/01/24	2,085	2,189,127
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,405	3,627,164
		21,881,776
Nevada — 1.3%
Clark County School District GOL
Series A, 5.00%, 06/15/23	600	620,866
Series A, 5.00%, 06/15/22	1,930	1,932,747
Series A, 5.00%, 06/15/23	3,230	3,342,326
Series A, 5.00%, 06/15/24	490	519,461
Series B, 5.00%, 06/15/23	1,540	1,593,555
Series B, 5.00%, 06/15/26	7,835	8,697,012
Series C, 5.00%, 06/15/22	525	525,747
Series D, 5.00%, 06/15/23	1,595	1,650,468
Series D, 5.00%, 06/15/24	150	159,019
County of Clark Department of Aviation RB
5.00%, 07/01/23	1,675	1,730,883
5.00%, 07/01/24	1,600	1,691,359
5.00%, 07/01/26	2,000	2,201,550
Series A, 5.00%, 07/01/23	4,505	4,655,299
County of Clark NV GOL
5.00%, 06/01/23	5,510	5,695,279
5.00%, 11/01/37 (PR 11/01/23)	5,000	5,229,792
5.00%, 11/01/38 (PR 11/01/24)	3,520	3,681,774
Series A, 5.00%, 11/01/24	995	1,065,354
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,699,882
County of Clark NV RB
5.00%, 07/01/23	1,455	1,505,928
5.00%, 07/01/26	1,465	1,623,467
County of Washoe NV GOL, 5.00%, 07/01/26	5,045	5,594,874
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/22	1,275	1,275,000
Series A, 5.00%, 06/01/25	13,270	14,410,197
Series A, 5.00%, 06/01/26	9,825	10,909,078
Series B, 5.00%, 06/01/24	3,000	3,181,555
Series C, 5.00%, 06/01/23	7,895	8,155,693
Series C, 5.00%, 06/01/25	8,705	9,452,959
Security	Par (000)	Value
Nevada (continued)
State of Nevada GOL
5.00%, 05/01/26	$120	$133,044
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	54,134
Series B, 5.00%, 11/01/26 (Call 05/01/25)	175	189,210
Series D, 5.00%, 04/01/24	1,555	1,643,788
Series D, 5.00%, 04/01/25	135	146,042
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,715	2,914,212
5.00%, 12/01/25	260	285,675
		108,167,229
New Hampshire — 0.2%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	2,810	3,091,486
Series D, 5.00%, 12/01/24	10,000	10,743,885
		13,835,371
New Jersey — 4.0%
County of Bergen NJ GO, 5.00%, 10/15/22	1,265	1,282,272
County of Monmouth NJ GO, Series B, 5.00%, 01/15/26	4,000	4,405,716
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,705	2,762,242
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/24 (GTD)	1,500	1,610,062
New Jersey Economic Development Authority RB
5.00%, 06/15/23	650	670,561
5.00%, 06/15/26	3,000	3,236,992
5.00%, 03/01/27 (Call 03/01/23)	5,000	5,129,362
Series B, 5.00%, 11/01/22	490	497,053
Series B, 5.00%, 11/01/23 (SAP)	14,455	15,020,169
Series B, 5.00%, 11/01/25	700	750,461
Series BBB, 5.00%, 06/15/22	2,500	2,503,326
Series D, 5.00%, 06/15/25	1,000	1,065,177
Series II, 5.00%, 03/01/23 (Call 06/27/22)	500	502,210
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	6,229,301
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,798,052
Series NN, 5.00%, 03/01/23	2,470	2,528,672
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	2,875	2,934,980
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	4,160	4,235,005
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	1,195	1,216,304
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,500	1,640,089
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	710	738,509
Series XX, 5.00%, 06/15/23 (SAP)	1,710	1,764,091
Series XX, 5.00%, 06/15/25	3,000	3,195,532
New Jersey Educational Facilities Authority RB
5.00%, 03/01/27	7,885	8,918,235
Series A, 5.00%, 07/01/25	4,565	4,974,203
Series B, 5.00%, 07/01/22	480	481,484
Series B, 5.00%, 07/01/23	235	243,380
Series B, 5.00%, 07/01/25	1,205	1,313,015
Series B, 5.00%, 07/01/26	315	351,290
Series C, 5.00%, 03/01/24	450	474,362
Series C, 5.00%, 03/01/26	6,770	7,493,572
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,610	4,879,495
5.00%, 12/15/25	3,630	3,899,632
Series A, 0.00%, 12/15/23(c)	2,525	2,440,937
Series A, 0.00%, 12/15/26(c)	765	674,886
Series A, 5.00%, 06/15/22	2,595	2,598,233
Series A, 5.00%, 06/15/23	16,425	16,947,990
Series A, 5.00%, 12/15/23	1,150	1,198,073

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Series A, 5.00%, 06/15/24	$12,885	$13,593,505
Series A, 5.00%, 06/15/25	1,100	1,171,695
Series A, 5.00%, 06/15/26	1,015	1,095,182
Series A, 5.00%, 12/15/26	1,025	1,114,146
Series A, 5.25%, 12/15/22	700	713,711
Series A, 5.50%, 12/15/22	11,490	11,730,323
Series A, 5.50%, 12/15/23	9,155	9,606,455
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,078,579
Series A-1, 5.00%, 06/15/24	2,065	2,178,548
Series AA, 5.00%, 06/15/22	1,660	1,662,209
Series AA, 5.00%, 06/15/22 (SAP)	845	846,124
Series AA, 5.00%, 06/15/23	2,100	2,166,427
Series AA, 5.00%, 06/15/26 (Call 06/15/23)	470	481,502
Series B, 5.00%, 06/15/27	2,355	2,565,671
Series B, 5.25%, 12/15/22 (AMBAC)	100	101,959
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,334,587
Series C, 0.00%, 12/15/24 (AMBAC)(c)	1,175	1,105,772
Series C, 0.00%, 12/15/25 (AMBAC)(c)	17,215	15,727,980
Series C, 0.00%, 12/15/26 (AMBAC)(c)	975	864,007
Series D, 5.00%, 12/15/23	2,285	2,380,520
Series D, 5.00%, 12/15/24	465	492,183
Series D, 5.25%, 12/15/23	5,645	5,902,173
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,796,967
Series A, 5.00%, 01/01/24 (PR 07/01/22)	750	752,362
Series A, 5.00%, 01/01/25 (PR 07/01/23)	110	110,346
Series A, 5.00%, 01/01/38 (PR 07/01/22)	16,530	16,582,061
Series A, 5.00%, 01/01/43 (PR 07/01/22)	7,925	7,949,960
Series B, 5.00%, 01/01/23	4,440	4,528,136
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,585	2,639,049
Series B, 5.00%, 01/01/25 (PR 01/01/24)	1,990	2,031,608
Series B, 5.00%, 01/01/27 (PR 07/01/23)	1,915	1,955,040
Series B, 5.00%, 01/01/28 (PR 01/01/23)	5,200	5,308,725
Series C, 5.00%, 01/01/25	3,160	3,387,016
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,040	1,128,523
State of New Jersey GO
2.00%, 06/01/24	4,810	4,761,781
4.00%, 06/01/27 (Call 06/01/23)	3,000	3,041,020
5.00%, 06/01/26 (Call 06/01/25)	350	375,565
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,551,627
Series A, 4.00%, 06/01/23	11,720	11,957,556
Series A, 5.00%, 06/01/24	7,870	8,285,990
Series A, 5.00%, 06/01/25	20,345	21,871,715
Series A, 5.00%, 06/01/26	10,820	11,865,713
Series A, 5.00%, 06/01/27	7,000	7,813,116
Series T, 5.00%, 06/01/22	980	980,000
Series T, 5.00%, 06/01/23	15	15,451
		332,207,510
New Mexico — 0.7%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/22	1,050	1,053,324
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	5,680	5,879,317
Series A, 5.00%, 06/15/24	6,505	6,903,170
Series A, 5.00%, 06/15/25	1,400	1,519,538
Series A, 5.00%, 06/15/26	2,325	2,576,047
Series E, 5.00%, 06/15/24	1,845	1,959,740
Series SR, 4.00%, 06/15/22	2,425	2,427,571
Series SR, 5.00%, 06/15/22	2,575	2,578,655
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico GO
5.00%, 03/01/24	$225	$237,181
5.00%, 03/01/25	18,290	19,732,521
Series B, 5.00%, 03/01/23	250	256,506
Series B, 5.00%, 03/01/24	385	405,843
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/22	3,150	3,159,895
5.00%, 07/01/23	1,145	1,186,332
Series A, 5.00%, 07/01/26	5,030	5,592,795
Series B, 4.00%, 07/01/22	2,100	2,104,914
Series B, 4.00%, 07/01/23	2,145	2,199,550
		59,772,899
New York — 13.9%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	225	228,475
Series A, 5.00%, 11/01/23	830	868,503
Series A, 5.00%, 11/01/25 (Call 11/01/23)	2,000	2,092,204
Series D-2, VRDN,0.79%, 11/01/38 (Put 05/31/22)(a)(b)	4,650	4,650,000
City of New York NY GO
5.00%, 09/01/26	1,245	1,388,070
Series 1, 5.00%, 08/01/22	4,790	4,820,984
Series 1, 5.00%, 08/01/23	2,245	2,332,809
Series 1, 5.00%, 08/01/24	850	905,273
Series 1, 5.00%, 08/01/25	895	975,747
Series 1, 5.00%, 08/01/26	1,585	1,764,090
Series 2015-A, 5.00%, 08/01/22	1,815	1,826,740
Series 2015-A, 5.00%, 08/01/23	260	270,169
Series A, 5.00%, 08/01/22	15,125	15,222,834
Series A, 5.00%, 08/01/23	4,655	4,837,072
Series A, 5.00%, 08/01/24	1,725	1,837,171
Series A, 5.00%, 08/01/25	3,755	4,093,775
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,665	1,764,520
Series A-1, 5.00%, 08/01/23	2,720	2,826,388
Series A-1, 5.00%, 08/01/25	2,240	2,442,092
Series A-1, 5.00%, 08/01/26	3,460	3,850,947
Series A-2015, 5.00%, 08/01/24	4,730	5,037,577
Series B, 5.00%, 08/01/22	270	271,746
Series B, 5.00%, 08/01/23 (Call 08/01/22)	475	478,038
Series B, 5.00%, 08/01/24 (Call 08/01/22)	115	115,694
Series B-1, 5.00%, 08/01/24	20,865	22,221,784
Series B-1, 5.00%, 10/01/25	675	738,784
Series B-1, 5.00%, 08/01/27	2,165	2,451,300
Series C, 5.00%, 08/01/22	11,355	11,428,448
Series C, 5.00%, 08/01/23	19,110	19,857,455
Series C, 5.00%, 08/01/24	26,070	27,765,249
Series C, 5.00%, 08/01/25	7,620	8,307,473
Series C, 5.00%, 08/01/26	2,815	3,133,068
Series C-1, 4.00%, 08/01/22	8,185	8,224,598
Series C-1, 5.00%, 08/01/23	1,695	1,761,297
Series C-1, 5.00%, 08/01/24	5,300	5,644,642
Series C-1, 5.00%, 08/01/25	1,620	1,766,156
Series D, 5.00%, 08/01/22	1,405	1,414,088
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,195	5,316,905
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,180	1,206,200
Series E, 5.00%, 08/01/22	1,335	1,343,636
Series E, 5.00%, 08/01/23	5,135	5,335,847
Series E, 5.00%, 08/01/24	2,335	2,486,837
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,850	1,891,076
Series E, 5.00%, 08/01/25	6,165	6,723,581
Series E, 5.00%, 08/01/25 (Call 02/01/23)	245	250,341

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series E, 5.00%, 08/01/26	$880	$979,431
Series E, 5.25%, 08/01/22	105	105,722
Series F-1, 5.00%, 06/01/25	995	1,081,099
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,130,499
Series F6, VRDN,0.62%, 06/01/44 (Put 05/31/22)(a)(b)	10,000	10,000,000
Series G, 5.00%, 08/01/22	1,660	1,670,738
Series G, 5.00%, 08/01/23	5,140	5,341,042
Series I, 5.00%, 08/01/22	2,755	2,772,820
Series I, 5.00%, 08/01/23 (Call 08/01/22)	350	352,238
Series I, 5.00%, 08/01/24 (Call 08/01/22)	1,510	1,519,110
Series J, 5.00%, 08/01/22	2,675	2,692,303
Series J, 5.00%, 08/01/23	3,015	3,132,926
Series J, 5.00%, 08/01/24	485	516,538
Series J, 5.00%, 08/01/24 (Call 08/01/23)	805	834,301
Series J, 5.00%, 08/01/26	600	667,794
Series J-10, 5.00%, 08/01/26	480	534,235
Series J-4, 5.00%, 08/01/24	1,825	1,943,674
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,586,354
Series F-1, 5.00%, 03/01/26	3,845	4,241,311
Series F-1, 5.00%, 03/01/27	2,675	3,006,202
County of Westchester NY GOL
Series A, 5.00%, 10/15/23	7,395	7,729,837
Series A, 5.00%, 10/15/24	7,650	8,191,228
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/24	260	273,558
Series A, 5.00%, 02/15/25	1,810	1,947,256
Series A, 5.00%, 02/15/26	500	549,490
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	8,075	7,626,749
Series A, 5.00%, 09/01/26	810	898,907
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,061,591
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(a)(b)	7,000	6,592,667
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)(b)	390	371,132
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	1,425	1,400,327
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,820	2,861,483
Series A-1, 5.00%, 11/15/24	2,000	2,114,518
Series A2, 5.00%, 11/15/25	4,850	5,205,388
Series A-2, 5.00%, 11/15/23	1,265	1,316,094
Series B, 5.00%, 11/15/22	1,725	1,752,623
Series B, 5.00%, 11/15/23	3,135	3,261,623
Series B, 5.00%, 11/15/24	1,600	1,691,614
Series B, 5.00%, 11/15/25	2,275	2,441,702
Series B-2, 3.00%, 11/01/22	7,270	7,322,942
Series C, 5.00%, 11/15/22	1,390	1,412,105
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,335,557
Series C-1, 5.00%, 11/15/23	565	587,820
Series C-1, 5.00%, 11/15/24	13,600	14,378,720
Series C-1, 5.00%, 11/15/25	3,530	3,788,664
Series C-1, 5.00%, 11/15/26	9,430	10,261,633
Series D-1, 5.00%, 11/01/22	3,560	3,612,259
Series D-1, VRDN,5.00%, 11/15/34(a)(b)	5,000	5,261,358
Series E, 5.00%, 11/15/22	3,755	3,814,703
Series F, 5.00%, 11/15/22	1,790	1,818,466
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,054,728
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,965	6,046,150
Series F, 5.00%, 11/15/25	1,880	2,015,834
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/38 (PR 07/01/23)	5,000	5,183,776
Security	Par (000)	Value
New York (continued)
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	$1,085	$1,103,333
New York City Municipal Water Finance Authority RB 5.00%, 06/15/25	415	450,307
Series AA-2, 5.00%, 06/15/23	1,990	2,060,747
Series BB2, 4.00%, 06/15/24	1,475	1,534,691
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,815	7,142,157
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	435	465,339
Series CC, VRDN,0.82%, 06/15/41 (Put 05/31/22)(a)(b)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/22	18,390	18,416,176
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	1,735	1,770,096
Series CC-2, 5.00%, 06/15/25	705	764,979
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	2,250	2,468,723
Series DD, 5.00%, 06/15/25	8,030	8,713,165
Series DD, 5.00%, 06/15/26	12,210	13,548,359
Series DD, VRDN,0.60%, 06/15/43 (Put 05/31/22)(a)(b)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	1,020	1,040,633
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	390	408,722
VRDN, VRDN,0.60%, 06/15/49 (Put 05/31/22)(a)(b)	10,000	10,000,000
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/22 (SAW)	450	452,159
5.00%, 07/15/23 (SAW)	215	223,126
5.00%, 07/15/25 (SAW)	125	135,385
Series 2018, 5.00%, 07/15/23	330	342,186
Series 2019, 5.00%, 07/15/23	425	441,064
Series S, 4.00%, 07/15/24 (SAW)	310	322,262
Series S1, 5.00%, 07/15/23 (Call 07/15/22) (SAW)	30	30,125
Series S-1, 5.00%, 07/15/24 (SAW)	2,645	2,816,358
Series S-1, 5.00%, 07/15/25 (SAW)	135	147,249
Series S2, 5.00%, 07/15/25 (Call 07/15/22) (SAW)	120	120,428
Series S-2A, 5.00%, 07/15/26 (SAW)	1,965	2,188,282
Series S-3, 5.00%, 07/15/24 (SAW)	1,270	1,346,426
Series S-3, 5.00%, 07/15/25 (SAW)	605	655,261
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	245	246,901
4.00%, 08/01/25	550	582,681
5.00%, 08/01/22	1,690	1,701,130
5.00%, 11/01/22	7,860	7,985,675
5.00%, 11/01/23	8,125	8,517,105
5.00%, 05/01/24	400	423,263
5.00%, 11/01/24	7,630	8,178,846
5.00%, 02/01/25	340	366,295
5.00%, 08/01/25	1,915	2,087,155
5.00%, 11/01/25	1,170	1,282,647
5.00%, 11/01/26	12,325	13,827,234
5.00%, 11/01/26 (Call 05/01/24)	2,275	2,402,015
Series 21- A, 5.00%, 11/01/22	195	198,118
Series A, 5.00%, 08/01/25 (Call 08/01/22)	35	35,211
Series A-1, 5.00%, 08/01/22	5,050	5,083,257
Series A-1, 5.00%, 08/01/23	5,310	5,526,491
Series A-1, 5.00%, 05/01/24	3,370	3,565,989
Series A-1, 5.00%, 08/01/24	7,015	7,472,704
Series A-1, 5.00%, 08/01/25	1,185	1,291,530
Series A-1, 5.00%, 11/01/25	3,010	3,299,800
Series A-1, 5.00%, 11/01/26	9,850	11,050,568
Series A-3, 5.00%, 08/01/23	3,300	3,434,542
Series A-4, VRDN,0.62%, 08/01/45 (Put 06/01/22)(a)(b)	15,000	15,000,000
Series B, 5.00%, 11/01/22	335	340,356

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series B, 5.00%, 11/01/23 (Call 11/01/22)	$1,245	$1,263,019
Series B, 5.00%, 11/01/24 (Call 11/01/22)	730	740,753
Series B, 5.00%, 11/01/25 (Call 11/01/22)	665	674,656
Series C, 5.00%, 11/01/22	2,345	2,382,494
Series C, 5.00%, 11/01/23	1,635	1,713,904
Series C, 5.00%, 11/01/24	190	203,667
Series C, 5.00%, 11/01/25	1,120	1,227,833
Series C, 5.00%, 11/01/25 (Call 05/01/25)	580	627,097
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,540	1,663,690
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,285	3,588,780
Series D-S, 5.00%, 11/01/23	305	319,719
Series E, 4.00%, 11/01/25 (Call 11/01/22)	1,135	1,147,765
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	430	439,057
New York City Water & Sewer System RB
5.00%, 06/15/26 (Call 06/15/25)	5	5,430
Series BB2, 4.00%, 06/15/23	1,060	1,086,125
Series DD, 5.00%, 06/15/23	1,000	1,035,551
Series DD-2, 5.00%, 06/15/22	7,455	7,465,556
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	4,900	5,241,750
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	155	157,846
New York Power Authority RB, 5.00%, 11/15/25 (AGM)	1,450	1,593,065
New York State Dormitory Authority RB
5.00%, 10/01/25	2,045	2,239,627
Series 1, 5.00%, 03/15/25	1,790	1,931,374
Series 2015, 5.00%, 03/15/26 (Call 09/15/25)	1,295	1,410,286
Series 2015 B-A, 5.00%, 03/15/23	795	816,969
Series A, 4.00%, 12/15/22	1,205	1,222,367
Series A, 5.00%, 10/01/22	1,150	1,164,411
Series A, 5.00%, 10/01/22 (SAW)	705	713,574
Series A, 5.00%, 12/15/22	1,040	1,060,275
Series A, 5.00%, 02/15/23	3,890	3,986,901
Series A, 5.00%, 03/15/23	26,235	26,960,115
Series A, 5.00%, 10/01/23 (SAW)	215	224,180
Series A, 5.00%, 12/15/23 (Call 12/15/22)	1,730	1,762,985
Series A, 5.00%, 12/15/23 (PR 12/15/22)	2,235	2,278,504
Series A, 5.00%, 02/15/24	2,970	3,131,259
Series A, 5.00%, 03/15/24	22,545	23,806,003
Series A, 5.00%, 03/15/24 (Call 03/15/23)	750	770,427
Series A, 5.00%, 07/01/24	2,010	2,128,145
Series A, 5.00%, 07/01/24 (PR 07/01/23)	500	518,378
Series A, 5.00%, 10/01/24 (SAW)	360	383,568
Series A, 5.00%, 12/15/24 (Call 12/15/22)	1,530	1,557,188
Series A, 5.00%, 02/15/25	425	458,557
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,335	4,552,092
Series A, 5.00%, 03/15/25	11,120	12,028,838
Series A, 5.00%, 03/15/25 (Call 03/15/24)	250	263,499
Series A, 5.00%, 03/15/25 (PR 03/15/24)	1,640	1,685,676
Series A, 5.00%, 12/15/25 (Call 12/15/22)	15,780	16,057,853
Series A, 5.00%, 02/15/26	3,105	3,429,818
Series A, 5.00%, 03/15/26	5,585	6,175,735
Series A, 5.00%, 03/15/26 (Call 03/15/25)	2,000	2,154,012
Series A, 5.00%, 03/15/27	935	1,052,453
Series A, 5.00%, 03/15/28 (PR 03/15/24)	215	220,988
Series A, 5.00%, 02/15/36 (PR 02/15/24)	12,000	12,302,473
Series A, 5.00%, 07/01/38 (PR 07/01/24)	5,010	5,194,144
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,278,510
Series A, 5.00%, 07/01/43 (Put 07/01/24)	7,900	8,190,367
Series B, 5.00%, 02/15/23	10,125	10,377,034
Series B, 5.00%, 02/15/24	1,025	1,079,514
Security	Par (000)	Value
New York (continued)
Series B, 5.00%, 02/15/25	$270	$291,622
Series B, 5.00%, 02/15/26	620	684,859
Series C, 5.00%, 03/15/23	7,095	7,291,839
Series C, 5.00%, 03/15/24	15,875	16,757,576
Series C, 5.00%, 03/15/25	2,220	2,395,335
Series C, 5.00%, 03/15/25 (Call 03/15/24)	800	841,605
Series C, 5.00%, 03/15/26	305	336,373
Series C, 5.00%, 03/15/27	4,455	5,010,315
Series D, 5.00%, 02/15/23	14,810	15,183,302
Series D, 5.00%, 02/15/24	5,610	5,911,716
Series D, 5.00%, 02/15/25	6,930	7,482,600
Series D, 5.00%, 02/15/26	2,550	2,816,759
Series D, 5.00%, 02/15/27	4,135	4,646,852
Series E, 5.00%, 02/15/23	2,735	2,803,312
Series E, 5.00%, 03/15/23	1,575	1,618,833
Series E, 5.00%, 03/15/24	15,115	15,953,524
Series E, 5.00%, 02/15/25	2,850	3,078,236
Series E, 5.00%, 03/15/25	270	291,908
Series E, 5.00%, 03/15/26	10,495	11,612,955
Series E, 5.00%, 03/15/26 (Call 09/15/25)	2,990	3,253,203
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	400	425,372
5.00%, 06/15/25	1,890	2,050,795
5.00%, 06/15/26 (Call 06/15/24)	415	440,723
5.00%, 06/15/27	2,750	3,107,204
Series A, 5.00%, 06/15/22	395	395,569
Series A, 5.00%, 06/15/23	3,230	3,346,061
Series A, 5.00%, 06/15/23 (Call 06/15/22)	830	831,166
Series A, 5.00%, 06/15/24 (Call 06/15/23)	1,670	1,672,346
Series D, 5.00%, 06/15/22	185	185,267
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/23 (Call 07/01/22)	460	461,410
New York State Thruway Authority RB
Series A-1, 5.00%, 03/15/23	5,495	5,646,849
Series A-1, 5.00%, 03/15/25	4,935	5,317,805
Series A-1, 5.00%, 03/15/26	5,015	5,528,929
Series J, 5.00%, 01/01/24	740	775,889
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,545	2,659,486
Series K, 5.00%, 01/01/23	165	168,401
Series K, 5.00%, 01/01/24	390	408,914
Series L, 5.00%, 01/01/23	2,105	2,148,394
Series L, 5.00%, 01/01/24	100	104,850
Series L, 5.00%, 01/01/26	1,150	1,258,870
New York State Urban Development Corp. RB
5.00%, 03/15/24	6,340	6,690,372
5.00%, 03/15/25	3,215	3,475,280
5.00%, 03/15/25 (Call 03/15/24)	130	136,996
5.00%, 03/15/26	7,645	8,457,808
5.00%, 03/15/27	1,375	1,553,730
Series A, 5.00%, 03/15/23	13,705	14,083,723
Series A, 5.00%, 03/15/24	18,790	19,828,407
Series A, 5.00%, 03/15/25	3,890	4,204,926
Series A, 5.00%, 03/15/26	4,665	5,160,978
Series A-2, 5.50%, 03/15/23 (NPFGC)	185	190,832
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	4,080,467
Series C, 5.00%, 03/15/23	490	503,541
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,260	11,566,675
Series C-1, 5.00%, 03/15/26	910	1,006,750
Series D, 5.00%, 03/15/23	450	462,435
Series D, 5.00%, 03/15/24 (Call 03/15/23)	6,925	7,113,608

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series E, 5.00%, 03/15/23	$14,975	$15,388,819
Series E, 5.00%, 03/15/24	3,950	4,168,292
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,925	1,977,429
Series E, 5.00%, 03/15/25	5,175	5,593,957
Series E, 5.00%, 03/15/26	10,000	11,063,189
Series E, 5.00%, 03/15/26 (Call 03/15/23)	5,215	5,337,129
Port Authority of New York & New Jersey RB
4.00%, 12/01/22	400	404,670
4.00%, 12/01/23	1,335	1,379,136
4.00%, 12/01/25	355	376,410
4.00%, 12/01/26	415	445,355
4.00%, 12/01/27	665	720,249
Series 179, 5.00%, 12/01/22	1,160	1,179,263
Series 179, 5.00%, 12/01/23	180	188,599
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,030	1,076,241
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	175	188,490
Series 194, 5.00%, 10/15/25	1,050	1,145,245
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	240	261,036
Series 205, 5.00%, 11/15/24	625	670,441
Series 205, 5.00%, 11/15/25	1,220	1,333,115
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	2,035	2,063,430
Series A, 5.00%, 10/15/23	4,830	5,048,921
Series A, 5.00%, 10/15/24	1,320	1,415,123
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	402,024
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	300	313,970
Series A, 5.00%, 11/15/22	3,665	3,722,318
Series A, 5.00%, 11/15/23	560	586,078
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,270	2,338,964
Series A, 5.00%, 11/15/24	605	648,384
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,480	5,638,934
Series A, 5.00%, 11/01/25	2,260	2,466,655
Series A-2, VRDN, 2.00%, 05/15/45Put(a)(b)	3,875	3,823,831
Series B, 5.00%, 11/15/22	1,170	1,189,853
Series B, 5.00%, 11/15/23 (Call 11/15/22)	5,545	5,626,123
Series B, 5.00%, 11/15/24 (Call 11/15/22)	3,160	3,205,664
Series B-1, 5.00%, 11/15/22	590	600,012
Series B-2, VRDN,5.00%, 05/15/50(a)(b)	2,000	2,200,134
Series C 1A, 5.00%, 05/15/25	3,500	3,777,005
Series C-1, 5.00%, 11/15/25	5,320	5,835,571
Series C-1, 5.00%, 11/15/26	930	1,042,517
Series C-1B, VRDN,5.00%, 05/15/51(a)(b)	2,500	2,749,174
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,680	6,906,693
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	477,268
Series B, 5.00%, 06/15/24 (Call 06/15/22)	20	20,028
Series B, 5.00%, 12/15/24 (Call 12/15/22)	1,935	1,971,482
		1,145,994,402
North Carolina — 3.4%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	2,280	2,502,726
Series B, 5.00%, 12/01/26	4,880	5,468,805
City of Charlotte NC GO
Series A, 5.00%, 07/01/24	405	430,682
Series A, 5.00%, 06/01/26	1,330	1,480,533
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/22	590	591,863
5.00%, 07/01/23	4,400	4,560,758
5.00%, 07/01/24	200	212,683
Security	Par (000)	Value
North Carolina (continued)
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,0.84%, 03/01/35 (Put 05/31/22)(a)(b)	$13,500	$13,500,000
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,034,637
Series A, 5.00%, 06/01/26	5,045	5,605,754
County of Guilford NC GO
5.00%, 03/01/24	4,385	4,630,178
5.00%, 03/01/25	5,000	5,399,923
Series A, 5.00%, 02/01/23	1,015	1,039,449
Series D, 5.00%, 08/01/22	350	352,252
County of Mecklenburg NC GO
5.00%, 03/01/26	1,095	1,211,615
Series A, 5.00%, 09/01/22	3,345	3,375,849
Series A, 5.00%, 09/01/23	1,255	1,307,127
Series A, 5.00%, 12/01/24	290	311,646
County of Wake NC GO
5.00%, 04/01/23	6,925	7,126,071
5.00%, 04/01/26	7,845	8,699,991
5.00%, 04/01/27	1,125	1,274,584
Series A, 5.00%, 04/01/23	275	282,985
Series A, 5.00%, 03/01/24	6,090	6,425,100
Series A, 5.00%, 03/01/25	270	291,897
Series A, 5.00%, 02/01/27	10,725	12,109,668
Series A, 5.00%, 03/01/27	2,625	2,968,975
Series B, 5.00%, 03/01/24	10,000	10,550,246
Series C, 5.00%, 03/01/23	10,140	10,418,504
Series C, 5.00%, 03/01/24	4,090	4,315,051
Series C, 5.00%, 03/01/25	2,565	2,773,025
County of Wake NC RB
5.00%, 03/01/26	1,540	1,698,731
Series A, 5.00%, 12/01/22	240	244,383
North Carolina Capital Facilities Finance Agency RB, Series B, 5.00%, 10/01/55 (PR 10/01/25)	3,060	3,351,226
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/26	410	446,011
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	505	527,040
State of North Carolina GO
Series A, 5.00%, 06/01/22	7,380	7,380,000
Series A, 5.00%, 06/01/23	6,350	6,569,947
Series A, 5.00%, 06/01/24	9,900	10,505,148
Series A, 5.00%, 06/01/25	10,115	10,999,503
Series A, 5.00%, 06/01/26	18,965	21,111,512
Series B, 5.00%, 06/01/22	650	650,000
Series B, 5.00%, 06/01/23	40	41,386
Series B, 5.00%, 06/01/24	12,455	13,216,325
Series B, 5.00%, 06/01/25	1,280	1,391,929
Series D, 4.00%, 06/01/22	2,270	2,270,000
Series D, 4.00%, 06/01/23	1,695	1,736,994
State of North Carolina RB
5.00%, 03/01/23	3,815	3,911,681
5.00%, 03/01/24	1,030	1,084,119
5.00%, 03/01/25	3,680	3,963,070
5.00%, 03/01/26	1,645	1,809,561
Series A, 5.00%, 05/01/23	15,710	16,213,100
Series A, 5.00%, 05/01/24	13,395	14,189,625
Series A, 5.00%, 05/01/26	305	337,669
Series B, 5.00%, 05/01/23	8,575	8,849,608
Series B, 5.00%, 05/01/24	115	121,822

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
Series B, 5.00%, 06/01/24	$5,875	$6,228,166
Series B, 5.00%, 05/01/25	10,485	11,364,273
Series B, 5.00%, 06/01/25	3,455	3,751,864
Series C, 5.00%, 05/01/23	505	521,172
Series C, 5.00%, 05/01/24	630	667,373
Series C, 5.00%, 05/01/26 (Call 05/01/24)	510	537,274
Town of Cary NC, 5.00%, 09/01/26	4,590	5,133,301
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	2,000	2,036,326
		283,112,716
Ohio — 2.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	1,845	1,938,031
5.00%, 02/15/25	1,335	1,434,411
Cincinnati City School District COP, 5.00%, 12/15/29 (PR 12/15/24)	1,500	1,612,881
City of Columbus OH GO
Series 1, 4.00%, 04/01/23	6,630	6,766,334
Series 1, 5.00%, 07/01/23	1,680	1,741,565
Series 1, 5.00%, 07/01/25	315	343,730
Series 1, 5.00%, 07/01/26	465	519,538
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	5,000	5,182,131
Series 2017-1, 5.00%, 04/01/24	9,145	9,675,673
Series 3, 5.00%, 02/15/27	4,850	5,480,456
Series A, 5.00%, 04/01/25	4,985	5,407,066
Series A, 5.00%, 04/01/26	3,000	3,332,813
Series A, 5.00%, 04/01/27	3,000	3,398,892
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,641,318
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/25	1,230	1,350,155
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/38 (PR 01/01/23)	8,000	8,164,916
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	1,645	1,765,203
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,866,068
5.00%, 12/01/26	875	981,373
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/48 (PR 02/15/23)	3,000	3,068,568
Series A-1, 5.00%, 02/15/48 (PR 02/15/24)	5,180	5,298,394
Ohio Water Development Authority RB
5.00%, 06/01/24	150	159,169
5.00%, 06/01/26	1,970	2,188,966
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	845	860,603
5.00%, 06/01/23	3,465	3,584,668
5.00%, 12/01/23	3,415	3,582,821
Series 2015A, 5.00%, 06/01/24	295	313,032
Series 2015-A, 5.00%, 06/01/23	1,585	1,639,740
Series 2015-A, 5.00%, 12/01/23	400	419,657
Series 2015-A, 5.00%, 12/01/24	1,570	1,687,188
Series 2015-A, 5.00%, 06/01/25	5,360	5,828,704
Series 2015-A, 5.00%, 12/01/25	2,525	2,778,835
Series A, 5.00%, 06/01/22	2,310	2,310,000
Series B, 5.00%, 06/01/22	2,100	2,100,000
State of Ohio GO
5.00%, 08/01/25	8,840	9,637,541
5.00%, 08/01/25 (ETM)	20	21,753
Security	Par (000)	Value
Ohio (continued)
Series A, 5.00%, 08/01/22	$190	$191,213
Series A, 5.00%, 09/01/22	4,940	4,986,928
Series A, 5.00%, 09/15/22	1,500	1,516,380
Series A, 5.00%, 12/15/22	2,545	2,595,054
Series A, 5.00%, 09/01/23	345	359,417
Series A, 5.00%, 09/15/23	1,580	1,647,782
Series A, 5.00%, 12/15/23	5,445	5,716,574
Series A, 5.00%, 09/15/24	275	293,844
Series A, 5.00%, 12/15/24	2,765	2,972,752
Series A, 5.00%, 05/01/25	1,350	1,463,211
Series A, 5.00%, 09/15/25	350	382,673
Series A, 5.00%, 05/01/26	6,215	6,893,036
Series A, 5.00%, 06/15/26	250	278,017
Series A, 5.00%, 05/01/37 (PR 05/01/25)	5,990	6,495,866
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,790	8,597,429
Series B, 5.00%, 09/15/23	595	620,526
Series B, 5.00%, 08/01/24	10,225	10,892,145
Series B, 5.00%, 09/15/24	225	240,418
Series B, 5.00%, 09/15/25	3,105	3,394,857
Series B, 5.00%, 06/15/35 (PR 06/15/22)	15,000	15,021,184
Series C, 5.00%, 08/01/25	600	654,132
Series C, 5.00%, 03/15/26	3,200	3,538,989
Series T, 5.00%, 11/01/23	5,930	6,204,237
Series U, 5.00%, 05/01/25	2,625	2,845,133
Series U, 5.00%, 05/01/26	9,080	10,070,598
State of Ohio RB
5.00%, 12/15/23	325	340,956
Series 1, 5.00%, 12/15/22	1,180	1,202,887
Series 1, 5.00%, 12/15/23	440	461,602
Series 2, 5.00%, 12/15/24	7,095	7,613,493
Series A, 5.00%, 04/01/26	220	242,694
		217,816,220
Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	2,350	2,428,546
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,205	2,383,409
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,542,068
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/23	4,800	4,897,257
Series D, 4.00%, 01/01/23	1,060	1,075,375
Series D, 5.00%, 01/01/24	655	686,871
Oklahoma Water Resources Board RB
5.00%, 04/01/24	120	126,696
5.00%, 04/01/24 (OK CERF)	250	263,949
5.00%, 04/01/26 (OK CERF)	425	471,319
		18,875,490
Oregon — 1.3%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	2,955,811
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/25)	5,350	5,798,312
Series B, 5.00%, 06/15/22	3,600	3,605,070
Series B, 5.00%, 06/15/23	2,365	2,447,245
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	663,077
Clackamas & Washington Counties School District No. 3 GO, 5.00%, 06/15/29 (PR 06/15/25) (GTD)	1,200	1,305,135

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon (continued)
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	$10,000	$10,353,013
5.00%, 06/15/25 (GTD)	6,790	7,361,410
Oregon State Lottery RB
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,575	1,702,461
Series C, 5.00%, 04/01/23	2,495	2,565,972
Series C, 5.00%, 04/01/24	4,720	4,987,750
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,575	6,026,172
State of Oregon Department of Transportation RB
Series A, 4.25%, 11/15/34 ( 11/15/24)	16,890	17,506,434
Series A, 5.00%, 11/15/22	1,490	1,515,489
Series A, 5.00%, 11/15/23	3,490	3,655,097
Series A, 5.00%, 11/15/24	10,965	11,770,407
Series A, 5.00%, 11/15/25	375	411,605
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	895,501
Series A, 5.00%, 11/15/26	230	257,515
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,685	1,808,126
Series A, 5.00%, 11/15/30 (PR 11/15/25)	2,215	2,376,854
Series A, 5.00%, 11/15/38 (PR 11/15/24)	460	481,718
Series C, 5.00%, 11/15/24	3,070	3,295,499
State of Oregon GO
5.00%, 05/01/24	2,090	2,213,577
5.00%, 05/01/25	1,960	2,124,366
5.00%, 05/01/26	405	448,701
Series A, 5.00%, 05/01/23	725	747,881
Series A, 5.00%, 05/01/24	510	540,155
Series H, 5.00%, 05/01/23	325	335,257
Series N, 5.00%, 05/01/26	2,785	3,085,514
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/27 (PR 06/15/24) (GTD)	3,850	4,089,804
		107,330,928
Pennsylvania — 2.3%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	2,100	2,137,614
Bristol Township School District GOL, 5.25%, 06/01/37 (PR 06/01/23)	3,000	3,106,144
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,420	4,588,181
Series A, 5.00%, 05/01/24	1,840	1,940,949
Series A, 5.00%, 08/01/24	3,675	3,881,054
Series A, 5.00%, 08/01/25	2,165	2,333,388
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	19,555	19,646,177
5.00%, 07/01/23	1,540	1,596,434
First Series, 5.00%, 06/15/22	305	305,433
First Series, 5.00%, 07/01/22	2,200	2,206,965
First Series, 5.00%, 08/15/22	2,065	2,081,119
First Series, 5.00%, 09/15/22	10,250	10,361,333
First Series, 5.00%, 01/01/23	2,755	2,812,927
First Series, 5.00%, 03/01/23	5,590	5,737,593
First Series, 5.00%, 03/15/23	515	529,232
First Series, 5.00%, 04/01/23	2,125	2,186,700
First Series, 5.00%, 06/01/23 (PR 06/01/22)	320	320,000
First Series, 5.00%, 08/15/23	8,240	8,571,606
First Series, 5.00%, 01/01/24	4,550	4,777,231
First Series, 5.00%, 03/01/24	12,255	12,918,455
First Series, 5.00%, 03/15/24	425	448,410
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	77,165
First Series, 5.00%, 06/15/24	1,530	1,620,415
First Series, 5.00%, 07/01/24	1,005	1,065,552
First Series, 5.00%, 08/15/24	1,595	1,696,104
Security	Par (000)	Value
Pennsylvania (continued)
First Series, 5.00%, 09/15/24	$1,255	$1,337,215
First Series, 5.00%, 01/01/25	20,100	21,543,994
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,206,922
First Series, 5.00%, 06/01/25 (PR 06/01/23)	3,990	3,990,000
First Series, 5.00%, 08/15/25	7,265	7,894,691
First Series, 5.00%, 09/15/25	1,725	1,877,993
First Series, 5.00%, 01/01/26	2,270	2,487,361
First Series 2020, 5.00%, 05/01/23	7,500	7,736,703
Second Series, 5.00%, 09/15/22	355	358,856
Second Series, 5.00%, 10/15/22	110	111,523
Second Series, 5.00%, 09/15/23	3,240	3,378,149
Second Series, 5.00%, 10/15/23	580	606,343
Second Series, 5.00%, 01/15/24	1,220	1,282,133
Second Series, 5.00%, 09/15/24	810	863,063
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	679,431
Second Series, 5.00%, 01/15/25	3,460	3,711,773
Second Series, 5.00%, 09/15/25	560	609,667
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	435	454,152
Delaware River Port Authority RB
Series B, 5.00%, 01/01/23	1,700	1,733,946
Series B, 5.00%, 01/01/24	715	749,104
Series B, 5.00%, 01/01/25	655	696,616
Series B, 5.00%, 01/01/26	930	1,008,355
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	975,680
Pennsylvania Intergovernmental Cooperation Authority RB, 5.00%, 06/15/22	255	255,359
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	829,872
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	775	788,220
5.00%, 12/01/24	500	536,941
5.00%, 12/01/25	160	175,914
5.00%, 12/01/38 (Put 12/01/23)	1,630	1,659,606
Series A, 5.00%, 12/01/23	15	15,701
Series A, 5.00%, 12/01/37 (PR 12/01/22)	3,055	3,110,488
Series A-1, 5.00%, 12/01/23	190	198,875
Series A2, 5.00%, 12/01/25	1,300	1,429,301
Series A-2, 5.00%, 12/01/26	835	934,988
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,050	10,519,455
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,486,278
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	7,990	8,478,004
		192,658,853
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	345	356,853
Series A, 5.00%, 06/15/24	4,350	4,581,180
		4,938,033
South Carolina — 0.4%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,127,161
5.00%, 12/01/27 (PR 12/01/24)	2,600	2,723,424
County of Charleston SC GO, 5.00%, 11/01/26	7,975	8,957,779
County of Richland SC GO, Series A, 5.00%, 03/01/27	260	293,693
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	686,339
Series B, 5.00%, 12/01/24	1,000	1,062,050

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	$575	$599,861
Series A, 5.00%, 10/01/24	2,425	2,589,478
Series A, 5.00%, 10/01/25	1,645	1,794,891
Series-B, 5.00%, 10/01/25	1,000	1,091,119
State of South Carolina GO
Series A, 5.00%, 10/01/22	1,355	1,371,935
Series A, 5.00%, 04/01/24	10,715	11,326,810
		33,624,540
Tennessee — 1.5%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,074,135
City of Memphis TN GO
5.00%, 05/01/23	3,270	3,372,596
5.00%, 05/01/24	3,750	3,970,273
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,614,901
Series A, 5.00%, 04/01/24	1,925	2,034,557
Series A, 5.00%, 01/01/26	6,960	7,674,455
County of Shelby TN GO
5.00%, 04/01/25	535	578,757
Series A, 5.00%, 03/01/23	1,015	1,041,337
Series A, 5.00%, 04/01/25	5,500	5,949,841
County of Sumner TN GO, 5.00%, 06/01/22	995	995,000
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,470	1,474,666
5.00%, 07/01/23	6,175	6,401,964
5.00%, 07/01/23 (PR 07/01/22)	1,375	1,379,274
5.00%, 01/01/24	3,420	3,594,091
5.00%, 01/01/26	175	192,646
5.00%, 07/01/26	355	395,161
5.00%, 07/01/26 (PR 07/01/23)	6,055	6,275,561
5.00%, 07/01/27	2,000	2,271,731
Series A, 5.00%, 07/01/22	15,000	15,047,613
Series A, 5.00%, 07/01/23	13,685	14,187,996
Series A, 5.00%, 01/01/26 (PR 01/01/24)	5,215	5,324,038
Series A, 5.00%, 01/01/28 (PR 01/01/23)	50	51,045
Series A, 5.00%, 01/01/32 (PR 01/01/23)	120	122,509
Series A, 5.00%, 01/01/33 (PR 01/01/24)	4,970	5,073,916
Series C, 5.00%, 01/01/26	5,000	5,504,157
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B, 5.00%, 07/01/24	320	339,955
Series B, 5.00%, 07/01/25	510	554,281
Series B, 5.00%, 07/01/26	1,320	1,463,872
State of Tennessee GO
Series A, 4.00%, 08/01/24 (PR 08/01/22)	2,380	2,391,158
Series A, 5.00%, 08/01/22	8,180	8,232,364
Series A, 5.00%, 08/01/24	400	426,274
Series A, 5.00%, 09/01/26	2,420	2,708,539
Series A, 5.00%, 11/01/26	2,440	2,740,687
Series A, 5.00%, 08/01/28 (PR 08/01/26)	2,230	2,432,623
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,060	1,156,314
Series B, 5.00%, 08/01/23	1,205	1,252,132
		120,300,419
Texas — 7.7%
Austin Independent School District GO, 5.00%, 08/01/26 (PSF)	795	885,499
Security	Par (000)	Value
Texas (continued)
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/22	$1,125	$1,133,852
Series A, 5.00%, 08/15/23	3,130	3,257,110
Series B, 5.00%, 08/15/22	3,210	3,235,257
Series B, 5.00%, 08/15/25	310	337,773
Series B, 5.00%, 08/15/26	5,765	6,421,549
Series B, 5.38%, 08/15/23	705	736,767
Series C, 5.00%, 08/15/24	280	298,374
Series C, 5.00%, 08/15/25	1,995	2,173,735
Series C, 5.00%, 08/15/26	625	696,178
Series D, 5.00%, 08/15/24	4,595	4,896,524
Series I, 5.00%, 08/15/22	1,000	1,007,868
Series I, 5.00%, 08/15/23	1,405	1,462,057
Series I, 5.00%, 08/15/24	2,265	2,413,630
Series J, 5.00%, 08/15/23	5,270	5,484,016
Series J, 5.00%, 08/15/24	3,105	3,308,750
Series J, 5.00%, 08/15/25	330	359,565
Series J, 5.00%, 08/15/26	4,370	4,867,679
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/23 (PSF)	500	512,096
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/24)	9,620	9,812,658
Series C, 5.00%, 01/01/27 (Call 01/01/26)	2,000	2,144,287
Central Texas Turnpike System RB, Series A, 5.00%, 08/15/41 (PR 02/15/23)	25,130	25,323,863
City of Austin TX GOL, 5.00%, 09/01/25	500	546,675
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	1,970	2,200,348
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	560	584,516
Series A, 5.00%, 10/01/24	2,665	2,850,166
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/23	1,415	1,449,031
Series A, 5.00%, 02/15/26	115	126,900
City of Frisco TX GOL
Series A, 5.00%, 02/15/23	2,620	2,685,439
Series A, 5.00%, 02/15/24	1,250	1,316,049
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/22	1,720	1,725,091
Series D, 5.00%, 07/01/25	875	942,006
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/23	1,140	1,176,577
Series C, 5.00%, 05/15/24	3,765	3,980,682
Series C, 5.00%, 11/15/24	1,095	1,174,067
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,315	5,624,729
Series C, 5.00%, 05/15/26 (Call 05/15/24)	13,500	14,281,365
City of Houston TX GOL
Series A, 5.00%, 03/01/23	1,980	2,031,228
Series A, 5.00%, 03/01/24	1,000	1,053,783
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,279,862
City of San Antonio Texas Electric & Gas Systems Revenue RB
Series REF, 5.00%, 02/01/23	325	332,610
Series REF, 5.25%, 02/01/24	5,820	6,146,734
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,230	1,322,138
5.00%, 02/01/25 (Call 08/01/22)	250	251,559
Series A, VRDN,1.75%, 02/01/33(a)(b)	215	212,021

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of San Antonio TX GOL
5.00%, 08/01/22	$5,000	$5,031,672
5.00%, 02/01/23 (PR 08/01/22)	1,360	1,368,592
5.00%, 02/01/24	465	489,523
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	830	895,214
Conroe Independent School District GO
5.00%, 02/15/26 (PSF)	3,570	3,935,407
Series A, 5.00%, 02/15/27 (PSF)	1,440	1,618,936
Coppell Independent School District GO, 5.00%, 08/15/25 (PSF)	5,995	6,532,102
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	620	626,418
Series A, 5.00%, 10/01/25	2,180	2,383,052
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,905	2,935,070
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	615	668,106
County of Travis TX TB GOL, 5.00%, 03/01/23	1,735	1,781,468
County of Williamson TX GOL
4.00%, 02/15/26	10,000	10,669,231
4.00%, 02/15/27	5,000	5,406,108
5.00%, 02/15/24	20,000	21,060,234
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	645	679,639
5.00%, 02/15/26 (PSF)	5,030	5,535,409
Series A, 5.00%, 02/15/24 (PSF)	2,460	2,592,110
Series A, 5.00%, 02/15/26 (PSF)	3,875	4,264,356
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	1,023,995
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,190	1,308,360
Dallas Fort Worth International Airport RB
Series A, 5.00%, 11/01/24	3,830	4,074,664
Series A, 5.00%, 11/01/26	565	624,563
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	259,572
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,526,146
4.00%, 02/15/27 (PSF)	7,180	7,716,546
5.00%, 02/15/23 (PSF)	5,250	5,378,508
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	806,054
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	1,590	1,756,219
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	1,000	1,007,765
5.00%, 08/15/25 (PSF)	500	543,014
Series C, 5.00%, 08/15/25 (PSF)	375	407,260
Fort Worth Independent School District GO, 5.00%, 02/15/23 (PSF)	1,175	1,203,929
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,268,562
Series B, VRDN,5.00%, 10/01/52(a)(b)	2,080	2,165,445
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,219,566
Houston Independent School District GOL
5.00%, 02/15/25 (PSF)	1,655	1,781,407
Series A-2, VRDN,2.25%, 06/01/39 (PSF)(a)(b)	1,000	1,000,000
Irving Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	800	819,981
Katy Independent School District GO
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,248,522
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,320,329
Security	Par (000)	Value
Texas (continued)
Keller Independent School District/TX GO, 5.00%, 08/15/31 (PR 02/15/25) (PSF)	$1,040	$1,122,429
Leander Independent School District GO
Series A, 0.00%, 08/15/34 (PR 08/15/22) (PSF)(c)	1,925	1,146,996
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(c)	5,000	1,841,400
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(c)	7,000	2,287,769
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(c)	27,275	7,439,185
Series C, 5.00%, 08/15/24 (PSF)	250	266,349
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(c)	1,425	1,421,699
5.00%, 08/15/23	1,865	1,938,460
Series B, 5.00%, 08/15/25	7,530	8,216,859
Lone Star College System GOL, Series B, 5.00%, 02/15/23	985	1,009,391
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,540	3,650,507
North Texas Tollway Authority RB
0.00%, 01/01/43 (PR 01/01/25)(c)	13,000	14,455,708
5.00%, 01/01/24	505	528,604
Series A, 5.00%, 01/01/23	1,575	1,606,727
Series A, 5.00%, 01/01/24	7,715	8,081,761
Series A, 5.00%, 01/01/25	2,070	2,216,013
Series A, 5.00%, 01/01/25 (Call 01/01/23)	410	417,130
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,295	5,534,036
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,820	5,032,219
Series B, 5.00%, 01/01/23	2,290	2,333,442
Series B, 5.00%, 01/01/24	7,350	7,693,536
Series B, 5.00%, 01/01/24 (Call 01/01/23)	775	788,882
Series B, 5.00%, 01/01/25 (Call 01/01/23)	170	173,171
Series B, 5.00%, 01/01/26	105	114,562
Series B, 5.00%, 01/01/26 (Call 01/01/23)	1,020	1,037,477
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	277,934
Series B, 5.00%, 01/01/27	2,450	2,719,661
Northside Independent School District GO
VRDN,2.75%, 08/01/48 (PSF)(a)(b)	1,000	1,018,403
Series A, 5.00%, 02/15/24 (PSF)	4,590	4,834,910
Northwest Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	405	414,971
Permanent University Fund - University of Texas System RB
Series A, VRDN,0.73%, 07/01/38 (Put 05/31/22)(a)(b)	3,530	3,530,000
Series B, 5.00%, 07/01/24	650	691,356
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,844,293
Round Rock Independent School District GO
5.00%, 08/01/23 (PSF)	1,500	1,557,784
Series A, 5.00%, 08/01/22 (PSF)	90	90,564
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,460	1,536,893
San Antonio Water System RB
Series 2013F, VRDN,1.00%, 05/01/43(a)(b)	2,000	1,855,908
Series A, VRDN,2.63%, 05/01/49(a)(b)	7,000	7,047,420
Series B, VRDN,2.00%, 05/01/44(a)(b)	800	801,095
Spring Branch Independent School District GO
5.00%, 02/01/23 (PSF)	3,515	3,593,990
5.00%, 02/01/25 (PSF)	475	511,864
State of Texas GO
4.00%, 10/01/33 (PR 04/01/25)	145	150,628
5.00%, 10/01/22	4,660	4,718,240
5.00%, 04/01/23	2,680	2,757,815
5.00%, 10/01/23	3,565	3,721,068
5.00%, 04/01/24	10,310	10,896,768
5.00%, 10/01/24 (Call 04/01/24)	9,175	9,685,241

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
5.00%, 04/01/25 (Call 04/01/24)	$3,535	$3,726,999
5.00%, 04/01/26	7,025	7,763,282
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,476,341
5.00%, 10/01/34 (PR 04/01/24)	140	147,942
5.00%, 04/01/44 (PR 04/01/24)	305	322,302
VRDN,0.88%, 12/01/43(a)(b)	20,000	20,000,000
Series A, 5.00%, 10/01/23	1,025	1,069,872
Series A, 5.00%, 10/01/22	20	20,250
Series A, 5.00%, 10/01/23	5,575	5,819,061
Series A, 5.00%, 10/01/24	640	684,770
Series A, 5.00%, 10/01/25 (Call 10/01/24)	3,000	3,203,477
Series A, 5.00%, 10/01/26	2,000	2,233,669
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,830	3,092,640
Series A, 5.00%, 10/01/30 (PR 10/01/25)	500	535,095
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	15,009,426
Series A, 5.00%, 10/01/44 (PR 10/01/25)	1,250	1,337,739
Series B-1, 5.00%, 08/01/23	325	337,673
State of Texas GOL, Series A, 5.00%, 08/01/25	1,420	1,547,200
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/30( 03/01/24)	8,000	8,437,358
Texas A&M University RB
5.00%, 05/15/25	1,535	1,661,523
Series B, 5.00%, 05/15/30 (PR 05/15/23)	10,370	10,709,165
Series B, 5.00%, 05/15/31 (PR 05/15/24)	10,890	11,246,173
Series B, 5.00%, 05/15/34 (PR 05/15/24)	7,625	7,874,386
Series C, 5.00%, 05/15/26	150	165,727
Series E, 5.00%, 05/15/23	5,000	5,162,841
Series E, 5.00%, 05/15/25	4,760	5,152,345
Texas State University System RB
Series A, 5.00%, 03/15/25	4,840	5,229,099
Series A, 5.00%, 03/15/26	530	585,534
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 10/01/25)(a)(b)	5,000	4,624,537
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	145	157,768
First Series, 5.00%, 10/01/22	6,795	6,880,609
First Series, 5.00%, 10/01/23	4,075	4,251,743
First Series, 5.00%, 10/01/24	5,595	5,990,368
First Series, 5.00%, 10/01/25	27,605	30,194,873
First Series, 5.00%, 10/01/26	7,235	8,089,833
Series A, 5.00%, 04/01/23	4,200	4,320,533
Series A, 5.00%, 04/01/24	2,140	2,260,600
Series A, 5.00%, 10/01/24	285	305,139
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,870	7,245,683
Series A, 5.00%, 10/01/25	1,240	1,356,336
Texas Water Development Board RB
5.00%, 08/01/23	1,065	1,107,285
5.00%, 10/15/23	2,750	2,875,666
5.00%, 04/15/26	675	748,426
5.00%, 08/01/26	510	569,135
Series A, 5.00%, 04/15/24	1,750	1,853,221
Series B, 5.00%, 04/15/23	4,220	4,349,349
Series B, 5.00%, 04/15/25	1,035	1,122,153
Series B, 5.00%, 04/15/26	150	166,317
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	330	367,582
		635,995,880
Security	Par (000)	Value
Utah — 1.1%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/22	$2,395	$2,402,050
Series A, 5.00%, 07/01/27	3,450	3,900,993
State of Utah GO
5.00%, 07/01/22	5,145	5,161,501
5.00%, 07/01/23	7,975	8,267,248
5.00%, 07/01/24	2,675	2,850,289
5.00%, 07/01/25	210	228,824
5.00%, 07/01/26	655	730,460
Series B, 5.00%, 07/01/22	2,070	2,076,639
Series B, 5.00%, 07/01/23	4,555	4,721,921
Series B, 5.00%, 07/01/24	4,585	4,885,450
Series B, 5.00%, 07/01/25	7,010	7,638,371
Series B, 5.00%, 07/01/26	2,600	2,899,535
Series B, 5.00%, 07/01/27	2,750	3,130,731
University of Utah (The) RB
Series A, 5.00%, 08/01/25	1,065	1,159,375
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,045	10,435,517
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,666,955
Utah Transit Authority RB
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,000	5,438,063
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,350,450
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	4,981,796
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,325	2,528,699
Series A, 5.25%, 06/15/23	7,225	7,494,741
		86,949,608
Vermont — 0.0%
State of Vermont GO, Series A, 5.00%, 08/15/24	3,325	3,546,161
Virginia — 4.0%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,535,577
City of Alexandria VA GO, Series A, 5.00%, 12/15/25 (SAW)	2,775	3,054,716
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	7,955,218
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,540	1,596,339
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/22	3,000	3,048,598
City of Richmond VA Public Utility Revenue RB, Series A, 5.00%, 01/15/43 (PR 01/15/23)	20,000	20,446,000
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	895	925,095
Series B, 4.00%, 06/01/23	1,100	1,126,148
Series B, 5.00%, 06/01/22	1,065	1,065,000
Series B, 5.00%, 06/01/22 (ETM)	245	245,000
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	12,835,530
County of Arlington VA GO
Series A, 5.00%, 08/01/22 (SAW)	3,095	3,114,761
Series B, 5.00%, 08/15/25	1,000	1,092,518
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,927,489
County of Fairfax VA GO
Series A, 4.00%, 10/01/22	4,895	4,940,748
Series A, 4.00%, 10/01/22 (SAW)	2,370	2,392,150
Series A, 4.00%, 10/01/25	2,020	2,152,229
Series A, 5.00%, 10/01/22 (SAW)	7,000	7,088,427
Series A, 5.00%, 10/01/23 (SAW)	4,775	4,987,914
Series B, 5.00%, 10/01/22 (SAW)	2,095	2,121,465
Series B, 5.00%, 04/01/23 (SAW)	4,290	4,416,371
Series B, 5.00%, 10/01/23 (SAW)	3,515	3,671,731

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Series B, 5.00%, 04/01/24 (SAW)	$5,165	$5,459,914
Series B, 5.00%, 10/01/24 (SAW)	4,460	4,777,278
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,498,595
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,602,623
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	3,015	3,161,330
Series A, 5.00%, 12/01/24 (SAW)	255	273,904
Series A, 5.00%, 12/01/25 (SAW)	9,000	9,898,357
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,296,540
Series B, 5.00%, 12/01/25 (SAW)	30	32,995
Hampton Roads Sanitation District, Series A, 4.00%, 01/01/44 (PR 07/01/22)	5,000	5,011,536
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	4,550	4,564,405
University of Virginia RB, Series A, 5.00%, 06/01/43 (PR 06/01/23)	5,585	5,774,495
Virginia College Building Authority RB
5.00%, 02/01/23	7,975	8,159,043
5.00%, 02/01/24	6,425	6,761,665
5.00%, 02/01/25	1,445	1,556,754
5.00%, 02/01/26	1,265	1,392,353
5.00%, 02/01/27	9,130	10,248,244
Series A, 5.00%, 02/01/25	770	828,511
Series A, 5.00%, 02/01/26	11,000	12,123,767
Series A, 5.00%, 09/01/27 (PR 09/01/24) (SAW)	1,000	1,067,489
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,375	1,407,472
Series B, 5.00%, 09/01/24	100	106,566
Series E, 5.00%, 02/01/23	6,715	6,869,966
Series E, 5.00%, 02/01/24	1,915	2,015,345
Series E, 5.00%, 02/01/25	1,795	1,933,823
Series E, 5.00%, 02/01/26	300	330,648
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,695	1,767,273
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,800,241
5.00%, 03/15/24	1,525	1,610,384
5.00%, 09/15/24	4,185	4,466,914
5.00%, 03/15/25	2,250	2,430,247
5.00%, 09/15/25	255	278,635
5.00%, 03/15/26	140	154,616
Series A, 5.00%, 05/15/23	4,040	4,172,356
Series A, 5.00%, 05/15/24	7,525	7,976,927
Series A, 5.00%, 05/15/25	685	742,691
Series A, 5.00%, 05/15/26	595	659,526
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	8,912,666
Series A, 5.00%, 08/01/26	5,500	6,147,051
Series A-1, 5.00%, 08/01/24	6,800	7,248,160
Series A-1, 5.00%, 08/01/26	8,985	10,042,046
Series B, 5.00%, 08/01/23	3,200	3,325,163
Series B, 5.00%, 08/01/24	2,155	2,297,027
Series B, 5.00%, 08/01/25	14,390	15,716,025
Series B, 5.00%, 08/01/26	3,545	3,962,054
Series B, 5.00%, 08/01/26 (Call 08/01/25)	3,000	3,263,921
Series C, 5.00%, 08/01/24	300	319,772
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	3,995	4,020,975
5.00%, 08/01/23	5,000	5,200,890
5.00%, 08/01/23 (SAW)	1,305	1,357,432
5.00%, 08/01/23 (Call 08/01/22)	20	20,109
Security	Par (000)	Value
Virginia (continued)
5.00%, 08/01/23 (PR 08/01/22)	$3,680	$3,702,941
5.00%, 08/01/24 (SAW)	2,375	2,530,482
5.00%, 08/01/25	1,980	2,159,907
5.00%, 08/01/26 (SAW)	1,980	2,207,905
Series 2022, 5.00%, 01/15/27	5,550	6,242,543
Virginia Resources Authority Clean Water Revolving Fund RB
5.00%, 10/01/22	6,240	6,317,987
5.00%, 10/01/23	3,255	3,398,377
Virginia Resources Authority RB, 4.00%, 11/01/41 (PR 11/01/22)	5,310	5,369,495
		332,715,380
Washington — 4.1%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/24	1,300	1,392,557
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	2,630	2,885,950
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,875	2,057,474
SERIES S-1, 5.00%, 11/01/22	1,000	1,015,401
SERIES S-1, 5.00%, 11/01/23	2,000	2,092,204
SERIES S-1, 5.00%, 11/01/25	2,000	2,192,558
SERIES S-1, 5.00%, 11/01/26	3,800	4,258,050
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
SERIES S-1, 5.00%, 11/01/30 (PR 05/01/26)	4,150	4,553,875
SERIES S-1, 5.00%, 11/01/32 (PR 11/01/25)	2,105	2,309,857
SERIES S-1, 5.00%, 11/01/50 (Put 11/01/25)	10,050	11,028,059
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/22	125	125,395
City of Seattle WA GOL
Series A, 5.00%, 12/01/23	535	560,966
Series A, 5.00%, 04/01/24	3,500	3,695,292
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	345	348,243
Series A, 5.00%, 06/01/22	400	400,000
Series A, 5.00%, 01/01/24	555	582,984
Series A, 5.00%, 07/01/26	635	705,786
Series C, 5.00%, 09/01/26	3,160	3,524,493
County of King WA GOL
5.00%, 07/01/23	400	414,702
5.00%, 07/01/35 (PR 01/01/25)	860	925,380
5.00%, 07/01/36 (PR 01/01/25)	5,740	6,176,372
Series A, 4.00%, 01/01/27	1,585	1,714,044
Series A, VRDN,0.62%, 01/01/46 (Put 05/31/22)(a)(b)	15,000	15,000,000
Series B, 5.00%, 06/01/25	2,220	2,410,749
County of King WA Sewer Revenue RB
5.00%, 07/01/47 (PR 01/01/25)	8,855	9,528,184
Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(a)(b)	3,065	2,931,060
Series B, 5.00%, 01/01/35 (PR 07/01/22)	3,280	3,290,195
County of Snohomish WA GOL, 4.00%, 12/01/43 (PR 06/01/24)	2,000	2,048,144
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,719,097
Energy Northwest RB
5.00%, 07/01/22	4,155	4,167,641
5.00%, 07/01/23	10,430	10,813,358
5.00%, 07/01/24	8,925	9,490,966
5.00%, 07/01/25	9,155	9,961,321
Series A, 5.00%, 07/01/22	1,310	1,314,072
Series A, 5.00%, 07/01/23	1,755	1,819,506
Series A, 5.00%, 07/01/24	610	648,682
Series A, 5.00%, 07/01/25	1,565	1,702,836

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Series A, 5.00%, 07/01/26	$4,885	$5,437,643
Series C, 5.00%, 07/01/25	3,220	3,503,599
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	650	689,710
Grant County Public Utility District No. 2 Electric Revenue RB
Series J, 5.00%, 01/01/38 (PR 07/01/23)	5,315	5,508,606
Series J, 5.00%, 01/01/41 (PR 07/01/24)	4,945	5,125,128
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	1,775	1,861,148
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	2,730	2,780,684
State of Washington GO
5.00%, 06/01/23	5,310	5,489,628
5.00%, 07/01/24 (Call 07/01/22)	660	662,052
5.00%, 08/01/24	19,890	21,196,495
5.00%, 07/01/25 (Call 07/01/23)	200	200,622
Series B, 5.00%, 07/01/22	3,330	3,340,763
Series B, 5.00%, 07/01/23	9,835	10,192,174
Series B, 5.00%, 07/01/24	2,860	3,041,362
Series C, 5.00%, 02/01/23	4,070	4,168,037
Series C, 5.00%, 02/01/26	5,175	5,701,757
Series C, 5.00%, 02/01/27	19,030	21,396,738
Series E, 5.00%, 06/01/25	1,000	1,085,923
Series E, 5.00%, 06/01/26	5,910	6,559,705
Series R-2008, 5.00%, 02/01/27	5,015	5,638,710
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,335	1,339,205
Series R-2012-C, 5.00%, 07/01/24 (Call 01/01/23)	1,420	1,424,472
Series R-2013A, 5.00%, 07/01/23 (Call 07/01/22)	155	155,482
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/23)	795	797,471
Series R-2015, 5.00%, 07/01/22	575	576,858
Series R-2015, 5.00%, 07/01/23	1,120	1,160,797
Series R-2015, 5.00%, 07/01/24	1,740	1,850,340
Series R-2015E, 5.00%, 07/01/22	455	456,471
Series R-2015E, 5.00%, 07/01/24	600	638,048
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,030	5,395,295
Series R-2017A, 5.00%, 08/01/22	2,335	2,350,143
Series R-2017A, 5.00%, 08/01/23	260	270,077
Series R-2017C, 5.00%, 08/01/24	2,935	3,127,788
Series R-2018C, 5.00%, 08/01/22	6,135	6,174,786
Series R-2018C, 5.00%, 08/01/23	5,630	5,848,212
Series R-2018C, 5.00%, 08/01/24	2,105	2,243,269
Series R-2018C, 5.00%, 08/01/25	530	577,816
Series R-2018D, 5.00%, 08/01/24	815	868,534
Series R-2018D, 5.00%, 08/01/25	390	425,186
Series R-2020C, 5.00%, 07/01/25	4,345	4,727,683
Series R-2020D, 5.00%, 07/01/23	1,610	1,668,470
Series R-2020D, 5.00%, 07/01/25	4,535	4,934,417
Series R-2021B, 5.00%, 01/01/23	7,305	7,461,177
Series R-2021C, 5.00%, 08/01/22	9,375	9,435,798
Series R-C, 5.00%, 07/01/22	200	200,646
Series R-C, 5.00%, 07/01/23	8,845	9,166,220
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,180	5,361,879
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,148,904
Series-R-2020D, 5.00%, 07/01/26	5,285	5,876,327
State of Washington RB
Series C, 5.00%, 09/01/22	195	196,852
Series C, 5.00%, 09/01/23	395	411,156
Series F, 5.00%, 09/01/22	3,000	3,028,499
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	156,360
Series F, 5.00%, 09/01/24 (Call 09/01/22)	760	766,244
Security	Par (000)	Value
Washington (continued)
University of Washington RB, Series C, 5.00%, 04/01/24	$1,050	$1,109,953
		335,716,772
West Virginia — 0.0%
State of West Virginia GO
Series A, 3.00%, 11/01/25	425	434,521
Series A, 5.00%, 06/01/25	280	303,973
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	405	421,822
Series A, 5.00%, 09/01/26	1,020	1,130,648
		2,290,964
Wisconsin — 1.8%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,912,774
5.00%, 06/01/31 (PR 06/01/24)	1,000	1,059,708
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/23	150	155,120
Series A, 5.00%, 06/01/26	1,350	1,498,957
State of Wisconsin GO
5.00%, 11/01/22	1,895	1,924,105
Series D, 5.00%, 05/01/23	295	304,310
Series 1, 5.00%, 11/01/22	2,025	2,056,102
Series 1, 5.00%, 05/01/23	12,310	12,698,509
Series 1, 5.00%, 11/01/23	2,515	2,631,308
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,390	1,432,967
Series 1, 5.00%, 11/01/24	620	665,207
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,110	3,368,047
Series 1, 5.00%, 05/01/26	9,185	10,187,053
Series 2, 5.00%, 11/01/22	15,725	15,966,520
Series 2, 5.00%, 11/01/23	75	78,468
Series 2, 5.00%, 11/01/24	11,815	12,676,477
Series 2, 5.00%, 11/01/25	4,475	4,915,165
Series 2, 5.00%, 11/01/26	3,695	4,142,050
Series 2021-2, 5.00%, 05/01/25	1,330	1,443,502
Series 3, 5.00%, 11/01/22	190	192,918
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	7,455	7,569,461
Series 3, 5.00%, 11/01/25 (PR 11/01/22)	135	137,068
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,345	5,719,010
Series A, 5.00%, 05/01/23	1,000	1,031,560
Series A, 5.00%, 05/01/24	9,305	9,855,186
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,203,287
Series A, 5.00%, 05/01/35 (PR 05/01/23)	100	103,138
Series B, 5.00%, 05/01/24	945	1,000,876
Series B, 5.00%, 05/01/25	7,465	8,102,064
Series B, 5.00%, 05/01/26	5,725	6,349,579
State of Wisconsin RB, Series A, 5.00%, 05/01/24	640	677,718
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	3,420	3,430,969
Series 1, 5.00%, 07/01/23 (PR 07/01/22)	225	225,709
Series 1, 5.00%, 07/01/25	260	282,981
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	1,100	1,169,290
Series 1, 5.00%, 07/01/34 (PR 07/01/24)	3,050	3,242,123
Series 1, 5.00%, 07/01/35 (PR 07/01/24)	2,780	2,955,115
Series 2, 5.00%, 07/01/24 (PR 07/01/22)	7,040	7,062,172

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
Wisconsin (continued)
Series A, 5.00%, 07/01/24	$5,230	$5,561,653
		148,988,226
Total Municipal Debt Obligations — 98.9%
(Cost: $8,331,462,097)		8,161,003,057

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 0.55%(d)(e)	37,201	37,204,663
Total Short-Term Securities — 0.4%
(Cost: $37,201,645)		37,204,663
Total Investments in Securities — 99.3%
(Cost: $8,368,663,742)		8,198,207,720
Other Assets Less Liabilities — 0.7%		55,668,915
Net Assets — 100.0%		$8,253,876,635

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$55,459,779	$—	$(18,252,751	)(a)	$(4,541)	$2,176	$37,204,663	37,201	$23,822	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$8,161,003,057	$—	$8,161,003,057
Money Market Funds	37,204,663	—	—	37,204,663
	$37,204,663	$8,161,003,057	$—	$8,198,207,720

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax